UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2005 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 90.2%

Consumer Products - 13.2%
Apparel and Shoes - 5.2%
Kenneth Cole Productions Cl. A	710,100	$19,378,629
Columbia Sportswear Company a,d	282,900	13,126,560
Cutter & Buck c	847,400	10,423,020
K-Swiss Cl. A	780,700	23,085,299
Steven Madden a	345,300	7,914,276
Polo Ralph Lauren Cl. A	308,000	15,492,400
Stride Rite	1,501,300	19,246,666
Timberland Company Cl. A a	276,600	9,343,548
Weyco Group c	770,500	15,024,750

		133,035,148

Collectibles - 0.2%
Department 56 a,d	447,700	5,596,250

Food/Beverage/Tobacco - 0.6%
Boston Beer Company Cl. A a,d	568,900	14,222,500
CoolBrands International a,d	568,000	1,197,075

		15,419,575

Home Furnishing and Appliances - 2.6%
American Woodmark	388,300	13,046,880
Ethan Allen Interiors	774,700	24,286,845
Furniture Brands International	20,000	360,600
Hooker Furniture	389,535	6,474,072
Natuzzi ADR b	732,700	6,030,121
Stanley Furniture Company	581,524	15,230,114

		65,428,632

Sports and Recreation - 2.0%
Callaway Golf Company	352,400	5,317,716
Monaco Coach	560,500	8,261,770
Oakley	84,700	1,468,698
Thor Industries	614,500	20,893,000
Winnebago Industries	512,500	14,847,125

		50,788,309

Other Consumer Products - 2.6%
Blyth	109,400	2,438,526
Burnham Holdings Cl. A	103,052	2,395,959
Fossil a,d	523,700	9,526,103
Matthews International Cl. A	233,900	8,839,081
RC2 Corporation a	606,000	20,458,560
Radica Games	655,700	5,750,489
Universal Electronics a,d	317,298	5,486,082
Yankee Candle Company	426,400	10,446,800

		65,341,600

Total		335,609,514

Consumer Services - 9.1%
Direct Marketing - 1.0%
Nu Skin Enterprises Cl. A	1,285,200	24,483,060

Leisure and Entertainment - 0.8%
Dover Downs Gaming & Entertainment	711,400	9,675,040
Multimedia Games a,d	976,100	9,477,931
Steiner Leisure a	20,700	703,179

		19,856,150

Restaurants and Lodgings - 2.3%
CBRL Group	510,500	17,183,430
CEC Entertainment a,d	426,700	13,551,992
Ruby Tuesday	865,000	18,822,400
Ryan’s Restaurant Group a,d	889,400	10,379,298

		59,937,120

Retail Stores - 4.8%
AnnTaylor Stores a,d	226,800	6,021,540
Big Lots a	953,600	10,480,064
Buckle (The)	679,300	23,075,821
CarMax a,d	70,000	2,188,900
Cato Corporation Cl. A	706,350	14,077,555
Charming Shoppes a,d	832,600	8,883,842
Claire’s Stores	855,500	20,643,215
Deb Shops	285,500	6,206,770
Dress Barn (The) a,d	53,700	1,222,212
Pier 1 Imports	1,048,700	11,818,849
Talbots	291,000	8,706,720
Weis Markets	253,200	10,130,532

		123,456,020

Other Consumer Services - 0.2%
Corinthian Colleges a,d	321,900	4,271,613

Total		232,003,963

Financial Intermediaries - 8.9%
Insurance - 7.7%
Alleghany Corporation a	59,818	18,304,308
AmerUs Group	467,600	26,826,212
Argonaut Group a,d	241,000	6,509,410
Aspen Insurance Holdings	783,800	23,161,290
Assured Guaranty	655,300	15,681,329
Baldwin & Lyons Cl. B	340,000	8,510,200
Erie Indemnity Company Cl. A	178,500	9,415,875
Endurance Specialty Holdings	614,100	20,946,951
PXRE Group	362,400	4,877,904
ProAssurance Corporation a,d	393,454	18,362,498
RLI	144,462	6,682,812
Scottish Re Group	531,600	12,673,344
United Fire & Casualty Company	251,900	11,363,209
Wesco Financial	16,540	5,658,334
Zenith National Insurance	123,500	7,742,215

		196,715,891

Securities Brokers - 0.3%
E*TRADE Financial a	343,000	6,036,800

Other Financial Intermediaries - 0.9%
TSX Group	671,200	23,274,040

Total		226,026,731

Financial Services - 3.5%
Information and Processing - 1.6%
Corillian Corporation a,d	662,291	2,119,331
eFunds Corporation a	1,211,500	22,812,545
Fair Isaac	45,600	2,042,880
SEI Investments	379,800	14,272,884

		41,247,640

Investment Management - 1.4%
Alliance Capital Management Holding L.P.	502,000	24,020,700
Cohen & Steers	158,400	3,168,000
GAMCO Investors Cl. A	135,800	6,226,430
Westwood Holdings Group	98,400	1,800,720

		35,215,850

Other Financial Services - 0.5%
Electro Rent a	240,000	3,019,200
International Securities Exchange Cl. A a	220,000	5,148,000
MarketAxess Holdings a,d	308,800	4,199,680

		12,366,880

Total		88,830,370

Health - 8.7%
Commercial Services - 0.7%
AMN Healthcare Services a	307,863	4,762,641
Hooper Holmes	1,941,900	7,631,667
IDEXX Laboratories a,d	63,400	4,240,192

		16,634,500

Drugs and Biotech - 2.3%
Applera Corporation- Celera Genomics Group a	257,100	3,118,623
Elan Corporation ADR a,b	20,000	177,200
Endo Pharmaceuticals Holdings a,d	749,300	19,983,831
Hi-Tech Pharmacal a,d	386,000	11,610,880
Lexicon Genetics a	1,034,100	4,115,718
Perrigo Company	900,900	12,891,879
Zila a	1,633,500	5,700,915

		57,599,046

Health Services - 2.7%
AMERIGROUP Corporation a,d	555,100	10,613,512
Cross Country Healthcare a	600,500	11,145,280
Healthcare Services Group	872,475	16,795,144
Horizon Health a	351,200	9,542,104
Molina Healthcare a,d	157,800	3,943,422
U.S. Physical Therapy a,c	957,975	17,396,826

		69,436,288

Medical Products and Devices - 2.0%
Arrow International	491,700	13,865,940
Thoratec Corporation a	366,600	6,510,816
Viasys Healthcare a,d	509,600	12,734,904
Vital Signs	218,195	10,056,608
Young Innovations	222,550	8,425,743

		51,594,011

Personal Care - 1.0%
Inter Parfums	720,500	14,186,645
Nutraceutical International a,c	820,946	11,673,852

		25,860,497

Total		221,124,342

Industrial Products - 11.2%
Automotive - 0.8%
Strattec Security a,c	225,340	11,683,879
Wescast Industries Cl. A	373,700	8,226,222

		19,910,101

Building Systems and Components - 2.3%
Aaon a	62,050	1,140,479
Drew Industries a,d	833,000	21,499,730
Preformed Line Products Company	189,786	8,957,899
Simpson Manufacturing	658,000	25,754,120
Teleflex	25,000	1,762,500

		59,114,728

Construction Materials - 1.5%
Ash Grove Cement Company	50,018	8,803,168
Florida Rock Industries	443,587	28,429,491

		37,232,659

Industrial Components - 0.3%
Powell Industries a	317,000	6,939,130

Machinery - 3.3%
Graco	114,650	3,930,202
Lincoln Electric Holdings	677,480	26,692,712
Pason Systems	938,900	21,952,088
Rofin-Sinar Technologies a,d	525,700	19,971,343
Woodward Governor Company	152,972	13,010,269

		85,556,614

Metal Fabrication and Distribution - 2.1%
Gibraltar Industries	731,225	16,723,116
IPSCO	340,500	24,342,345
Kaydon Corporation	60,000	1,704,600
Schnitzer Steel Industries Cl. A	345,000	11,236,650

		54,006,711

Specialty Chemicals and Materials - 0.2%
Aceto Corporation	35,200	203,104
MacDermid	163,700	4,298,762

		4,501,866

Other Industrial Products - 0.7%
Brady Corporation Cl. A	157,700	4,879,238
HNI Corporation	203,700	12,266,814
Quixote Corporation	12,000	256,680

		17,402,732

Total		284,664,541

Industrial Services - 4.0%
Commercial Services - 2.0%
BB Holdings a	94,500	634,189
Exponent a	148,600	4,664,554
FTI Consulting a,d	499,900	12,627,474
LECG Corporation a	50,000	1,150,000
MPS Group a,d	550,100	6,491,180
RCM Technologies a	180,500	1,084,805
RemedyTemp Cl. A a	476,970	3,968,390
SM&A a,c,d	1,139,100	10,035,471
West Corporation a,d	285,400	10,671,106
Wright Express a,d	20,000	431,800

		51,758,969

Engineering and Construction - 0.1%
Dycom Industries a,d	164,700	3,330,234

Food and Tobacco Processors - 0.3%
Zapata Corporation a,c	1,009,600	7,218,640

Industrial Distribution - 0.2%
Ritchie Bros. Auctioneers	101,400	4,460,586

Printing - 0.4%
Courier Corporation	124,650	4,661,910
Ennis	290,600	4,882,080

		9,543,990

Transportation and Logistics - 1.0%
Nordic American Tanker Shipping	323,300	12,211,041
Patriot Transportation Holding a	90,800	6,237,960
Universal Truckload Services a,d	430,400	7,996,832

		26,445,833

Total		102,758,252

Natural Resources - 14.9%
Energy Services - 5.9%
Ensign Energy Services	871,950	29,717,556
Input/Output a,d	716,700	5,719,266
Oil States International a	353,600	12,839,216
Patterson-UTI Energy	530,400	19,136,832
Precision Drilling a	255,100	12,550,920
RPC	786,350	20,256,376
TETRA Technologies a,d	706,350	22,052,247
Trican Well Service a	811,600	29,538,749

		151,811,162

Oil and Gas - 4.7%
Cimarex Energy a,d	527,114	23,894,078
Edge Petroleum a	675,500	17,826,445
St. Mary Land & Exploration Company	946,900	34,656,540
SEACOR Holdings a,d	95,000	6,895,100
Unit Corporation a	644,600	35,633,488

		118,905,651

Precious Metals and Mining - 4.3%
Agnico-Eagle Mines	584,200	8,652,002
Apex Silver Mines a,d	519,000	8,153,490
Eldorado Gold a	1,989,400	7,062,370
Glamis Gold a	880,700	19,463,470
Goldcorp	754,500	15,120,180
Golden Star Resources a,d	1,675,300	5,595,502
Hecla Mining Company a,d	2,641,800	11,571,084
Meridian Gold a,d	971,200	21,278,992
Minefinders Corporation a	587,700	2,867,976
Silver Standard Resources a,d	764,000	10,466,800

		110,231,866

Total		380,948,679

Technology - 13.3%
Aerospace and Defense - 0.6%
Curtiss-Wright	227,000	14,008,170
Integral Systems	101,500	2,094,960

		16,103,130

Components and Systems - 2.7%
Dionex Corporation a	150,676	8,174,173
Excel Technology a	159,900	4,107,831
Neoware Systems a	241,223	4,038,073
Plexus Corporation a	225,000	3,845,250
Richardson Electronics	564,662	4,268,845
Rimage Corporation a,c	570,996	15,228,463
TTM Technologies a,d	909,200	6,500,780
Technitrol	360,500	5,522,860
Tektronix	684,000	17,257,320

		68,943,595

Distribution - 0.8%
Benchmark Electronics a,d	345,000	10,391,400
Nu Horizons Electronics a,c	1,344,234	9,732,254

		20,123,654

Internet Software and Services - 0.1%
Internet Security Systems a,d	25,000	600,250

IT Services - 2.0%
Forrester Research a	278,700	5,802,534
MAXIMUS	716,500	25,614,875
Perot Systems Cl. A a,d	1,437,000	20,333,550
Sapient Corporation a,d	100,000	625,000

		52,375,959

Semiconductors and Equipment - 3.6%
Cabot Microelectronics a,d	292,000	8,578,960
Cognex Corporation	202,200	6,080,154
Entegris a,d	1,137,600	12,854,880
Exar Corporation a,d	306,741	4,300,509
Fairchild Semiconductor International Cl. A a,d	858,500	12,757,310
IXYS Corporation a,d	380,900	4,022,304
MIPS Technologies a	238,300	1,627,589
OmniVision Technologies a	1,459,200	18,415,104
Semitool a	1,077,967	8,569,838
Sigmatel a,d	776,700	15,720,408

		92,927,056

Software - 1.8%
InterVideo a,c,d	820,200	8,226,606
iPass a,d	2,327,700	12,523,026
Macrovision Corporation a	20,000	382,000
Pervasive Software a,c	1,300,900	5,463,780
Transaction Systems Architects Cl. A a	691,300	19,252,705

		45,848,117

Telecommunications - 1.7%
Catapult Communications a,d	720,100	13,206,634
Foundry Networks a,d	1,845,700	23,440,390
Intervoice a,d	426,700	3,844,567
KVH Industries a,d	231,000	2,252,250

		42,743,841

Total		339,665,602

Miscellaneous - 3.4%
Total		87,191,058

TOTAL COMMON STOCKS
(Cost $1,659,504,583)		2,298,823,052

REPURCHASE AGREEMENT - 12.5%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $319,883,944 (collateralized by obligations of various U.S. Government Agencies, valued at $327,792,945) (Cost $319,796,000)		319,796,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.7%
U.S. Treasury Bonds
5.50%-8.00% due 11/15/21-8/15/28		34,858
U.S. Treasury Notes
3.625%-5.75% due 11/15/05-1/15/08		152,843
Money Market Funds
AIM Liquid Assets Institutional Fund		34,103,461
AIM Treasury Assets Institutional Fund		5,886,044
Janus Institutional Money Market Fund		2,572,885

(Cost $42,750,091)		42,750,091

TOTAL INVESTMENTS - 104.4%
(Cost $2,022,050,674)		2,661,369,143

LIABILITIES LESS CASH AND OTHER ASSETS - (4.4)%		(112,945,691)

NET ASSETS - 100.0%		$2,548,423,452

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2005 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 88.4%

Consumer Products - 2.1%
Apparel and Shoes - 0.3%
Steven Madden a	95,200	$2,181,984

Food/Beverage/Tobacco - 0.6%
CoolBrands International a	542,600	1,143,544
Green Mountain Coffee Roasters a	42,600	1,481,628
Jones Soda a,d	178,900	983,950

		3,609,122

Sports and Recreation - 0.4%
Arctic Cat	129,200	2,653,768

Other Consumer Products - 0.8%
RC2 Corporation a	133,700	4,513,712
Radica Games	122,000	1,069,940

		5,583,652

Total		14,028,526

Consumer Services - 4.7%
Leisure and Entertainment - 1.4%
Dover Downs Gaming & Entertainment	148,000	2,012,800
Multimedia Games a	335,700	3,259,647
New Frontier Media a	652,100	3,925,642

		9,198,089

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	92,585	1,665,604

Retail Stores - 3.0%
Brookstone a	114,105	2,275,254
Buckle (The)	136,000	4,619,920
Cache a	231,750	3,529,552
Cato Corporation Cl. A	249,300	4,968,549
Charlotte Russe Holding a	191,900	2,556,108
Duckwall-ALCO Stores a	83,950	1,944,282

		19,893,665

Total		30,757,358

Financial Intermediaries - 5.6%
Banking - 1.0%
Bancorp (The) a	45,370	725,466
Canadian Western Bank	186,000	5,977,600

		6,703,066

Insurance - 4.3%
American Safety Insurance Holdings a	257,500	4,439,300
Argonaut Group a	271,100	7,322,411
Baldwin & Lyons Cl. B	29,750	744,642
NYMAGIC	162,900	3,963,357
Navigators Group a	132,100	4,929,972
PXRE Group	209,100	2,814,486
United Fire & Casualty Company	100,000	4,511,000

		28,725,168

Securities Brokers - 0.3%
Sanders Morris Harris Group	109,600	1,791,960

Total		37,220,194

Financial Services - 1.2%
Investment Management - 0.8%
ADDENDA Capital	103,500	2,760,000
U.S. Global Investors Cl. A a	245,672	1,609,152
Westwood Holdings Group	40,300	737,490

		5,106,642

Other Financial Services - 0.4%
Electro Rent a	190,900	2,401,522

Total		7,508,164

Health - 13.9%
Commercial Services - 1.4%
Discovery Partners International a	824,400	2,654,568
First Consulting Group a	648,729	3,762,628
Hooper Holmes	633,000	2,487,690

		8,904,886

Drugs and Biotech - 6.2%
Cell Genesys a	479,500	2,627,660
Cerus Corporation a	405,000	3,588,300
Compugen a	326,000	1,079,060
Durect Corporation a,d	328,000	2,246,800
DUSA Pharmaceuticals a	227,700	2,413,620
Dyax Corporation a	415,700	2,323,763
Gene Logic a	668,575	3,269,332
Lexicon Genetics a	810,400	3,225,392
Myriad Genetics a	148,600	3,248,396
Nuvelo a	173,600	1,666,560
Orchid Cellmark a	431,300	3,666,050
Pharmacyclics a	252,300	2,275,746
VIVUS a	1,219,400	4,377,646
Zila a	1,449,300	5,058,057

		41,066,382

Health Services - 1.3%
HMS Holdings a	95,000	658,350
Horizon Health a	165,600	4,499,352
U.S. Physical Therapy a	196,300	3,564,808

		8,722,510

Medical Products and Devices - 4.0%
Adeza Biomedical a	73,000	1,270,930
Aksys a,d	407,100	858,981
Bruker BioSciences a	1,242,000	5,439,960
Caliper Life Sciences a	236,600	1,663,298
Medical Action Industries a	84,300	1,446,588
Merit Medical Systems a	141,000	2,501,340
NMT Medical a	244,200	2,691,084
OrthoLogic Corporation a	234,900	899,667
Possis Medical a	261,200	2,862,752
Synovis Life Technologies a	136,800	1,470,600
Vital Signs	28,300	1,304,347
Young Innovations	99,150	3,753,819

		26,163,366

Personal Care - 1.0%
Lifeline Systems a	96,700	3,232,681
Nutraceutical International a	240,100	3,414,222

		6,646,903

Total		91,504,047

Industrial Products - 12.2%
Automotive - 0.4%
Wescast Industries Cl. A	123,100	2,709,788

Building Systems and Components - 2.5%
Aaon a	184,700	3,394,786
Drew Industries a	288,400	7,443,604
LSI Industries	295,250	5,609,750

		16,448,140

Construction Materials - 0.1%
Synalloy Corporation a	80,700	902,952

Industrial Components - 1.7%
InPlay Technologies a,c	821,800	1,555,257
Intermagnetics General a	166,700	4,657,598
Powell Industries a	220,900	4,835,501

		11,048,356

Machinery - 1.8%
Cascade Corporation	26,200	1,275,940
Key Technology a,c	256,483	3,642,059
Pason Systems	309,300	7,231,634

		12,149,633

Metal Fabrication and Distribution - 4.4%
Harris Steel Group	352,800	7,435,355
Metal Management	233,500	5,919,225
NN	55,700	667,843
Novamerican Steel a	168,400	6,289,740
Olympic Steel a	184,300	3,219,721
RTI International Metals a	40,000	1,574,000
Steel Technologies	156,400	4,055,452

		29,161,336

Specialty Chemicals and Materials - 0.1%
American Pacific a	46,950	277,756

Other Industrial Products - 1.2%
Color Kinetics a	159,000	2,385,000
Distributed Energy Systems a	271,400	2,263,476
Peerless Manufacturing a,c	156,400	2,650,980
Quixote Corporation	32,500	695,175

		7,994,631

Total		80,692,592

Industrial Services - 8.1%
Commercial Services - 3.8%
BB Holdings a	950,799	6,380,812
Bennett Environmental a,d	225,000	641,250
Collectors Universe a	254,405	3,230,944
CorVel Corporation a	60,700	1,454,372
Exponent a	274,317	8,610,811
New Horizons Worldwide a	250,800	589,380
PDI a	161,200	2,467,972
RCM Technologies a	93,700	563,137
RemedyTemp Cl. A a	139,400	1,159,808

		25,098,486

Food and Tobacco Processors - 1.1%
Omega Protein a	329,800	2,509,778
Zapata Corporation a	673,600	4,816,240

		7,326,018

Printing - 0.8%
Courier Corporation	84,132	3,146,537
Ennis	139,500	2,343,600

		5,490,137

Transportation and Logistics - 2.4%
Covenant Transport Cl. A a	152,900	1,850,090
Marten Transport a	146,600	3,708,980
Patriot Transportation Holding a	74,800	5,138,760
Vitran Corporation Cl. A a	308,050	4,996,571

		15,694,401

Total		53,609,042

Natural Resources - 20.4%
Energy Services - 8.4%
Dawson Geophysical a	180,800	5,469,200
Enerflex Systems	96,300	2,269,781
Gulf Island Fabrication	273,200	7,854,500
GulfMark Offshore a	64,700	2,087,869
Input/Output a	719,000	5,737,620
NATCO Group Cl. A a	215,800	5,464,056
OYO Geospace a	107,900	2,137,499
RPC	105,000	2,704,800
Tesco Corporation a	552,300	8,687,679
TETRA Technologies a	171,000	5,338,620
Total Energy Services Trust	394,500	4,632,194
Western Lakota Energy Services a	259,400	3,123,957

		55,507,775

Oil and Gas - 2.2%
Edge Petroleum a	165,700	4,372,823
Pioneer Drilling Company a	305,600	5,965,312
Savanna Energy Services a	169,500	4,005,303

		14,343,438

Precious Metals and Mining - 9.4%
African Platinum a	1,800,000	761,961
Alamos Gold a,d	1,036,300	4,278,916
Eldorado Gold a	1,030,000	3,656,500
Etruscan Resources a	2,609,400	3,748,557
Gammon Lake Resources a	781,900	6,372,485
Golden Star Resources a,d	847,600	2,830,984
Kingsgate Consolidated	713,108	2,022,998
Metallica Resources a,c	4,160,300	6,448,465
Minefinders Corporation a	542,400	2,646,912
Miramar Mining a	686,500	1,057,210
Northern Orion Resources a	2,565,400	7,542,276
NovaGold Resources a	720,300	5,769,603
Silver Standard Resources a	374,000	5,123,800
Spur Ventures a	995,200	1,258,446
Western Silver a	677,600	5,718,944
Yamana Gold a	732,100	3,162,672

		62,400,729

Real Estate - 0.4%
Kennedy-Wilson a	208,900	2,506,800

Total		134,758,742

Technology - 15.4%
Aerospace and Defense - 1.4%
Cubic Corporation	63,700	1,090,544
Ducommun a	204,600	4,501,200
Integral Systems	173,100	3,572,784

		9,164,528

Components and Systems - 4.3%
Excel Technology a	153,900	3,953,691
Lowrance Electronics	174,500	4,430,555
Metrologic Instruments a	159,500	2,901,305
MOCON	45,775	443,102
OSI Systems a	155,100	2,450,580
Perceptron a	212,600	1,362,022
Performance Technologies a	367,000	2,624,050
Richardson Electronics	442,500	3,345,300
Rimage Corporation a	97,500	2,600,325
TTM Technologies a	577,500	4,129,125

		28,240,055

Distribution - 0.2%
Jaco Electronics a,c	339,050	1,288,390

Internet Software and Services - 0.4%
CryptoLogic	74,300	1,304,708
Inforte Corporation	357,800	1,499,182

		2,803,890

IT Services - 1.1%
answerthink a	325,300	1,268,670
Forrester Research a	277,800	5,783,796

		7,052,466

Semiconductors and Equipment - 2.6%
Advanced Energy Industries a	263,000	2,829,880
Cascade Microtech a	179,500	2,416,070
CEVA a	418,900	2,169,902
ESS Technology a	684,900	2,431,395
PDF Solutions a	160,900	2,670,940
Semitool a	329,300	2,617,935
White Electronic Designs a	459,600	2,343,960

		17,480,082

Software - 3.2%
InterVideo a	263,800	2,645,914
iPass a	732,500	3,940,850
PLATO Learning a	734,925	5,592,779
SCO Group (The) a,d	493,100	2,061,158
SPSS a	72,100	1,730,400
Transaction Systems Architects Cl. A a	193,300	5,383,405

		21,354,506

Telecommunications - 2.2%
Anaren a	192,900	2,719,890
Atlantic Tele-Network	75,000	2,490,000
Brooktrout a	139,800	1,813,206
Captaris a	304,000	1,143,040
Globecomm Systems a	375,800	2,950,030
KVH Industries a	96,400	939,900
PC-Tel a	244,100	2,294,540

		14,350,606

Total		101,734,523

Miscellaneous - 4.8%
Total		31,871,856

TOTAL COMMON STOCKS
(Cost $437,470,971)		583,685,044

REPURCHASE AGREEMENT - 11.5%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $75,565,775 (collateralized by obligations of various U.S. Government Agencies, valued at $77,437,225) (Cost $75,545,000)		75,545,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.2%
U.S. Treasury Bills
due 10/27/05		116,264
U.S. Treasury Bonds
5.25%-10.375% due 11/15/12-5/15/30		6,387,852
U.S. Treasury Notes
2.00%-5.75% due 11/15/05-1/15/14		1,523,635

(Cost $8,027,751)		8,027,751

TOTAL INVESTMENTS - 101.1%
(Cost $521,043,722)		667,257,795

LIABILITIES LESS CASH AND OTHER ASSETS - (1.1)%		(6,934,112)

NET ASSETS - 100.0%		$660,323,683

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 87.8%

Consumer Products - 10.8%
Apparel and Shoes - 3.6%
Polo Ralph Lauren Cl. A	1,272,500	$64,006,750
Timberland Company Cl. A a	2,068,600	69,877,308

		133,884,058

Home Furnishing and Appliances - 0.7%
Ethan Allen Interiors	861,700	27,014,295

Sports and Recreation - 4.7%
Thor Industries c	2,886,300	98,134,200
Winnebago Industries c	2,696,400	78,114,708

		176,248,908

Other Consumer Products - 1.8%
Fossil a	1,967,200	35,783,368
Matthews International Cl. A	850,700	32,147,953

		67,931,321

Total		405,078,582

Consumer Services - 5.4%
Direct Marketing - 2.1%
Nu Skin Enterprises Cl. A c	4,086,500	77,847,825

Retail Stores - 3.3%
Big Lots a	3,722,500	40,910,275
Charming Shoppes a	1,860,100	19,847,267
Claire’s Stores	943,700	22,771,481
Pier 1 Imports	3,654,300	41,183,961

		124,712,984

Total		202,560,809

Financial Intermediaries - 8.0%
Insurance - 5.9%
Alleghany Corporation a	300,186	91,856,916
Erie Indemnity Company Cl. A	1,249,200	65,895,300
ProAssurance Corporation a	777,500	36,285,925
Wesco Financial	73,400	25,110,140

		219,148,281

Other Financial Intermediaries - 2.1%
TSX Group	2,284,000	79,198,314

Total		298,346,595

Financial Services - 2.8%
Information and Processing - 1.8%
Fair Isaac	813,000	36,422,400
Interactive Data	1,359,100	30,783,615

		67,206,015

Investment Management - 1.0%
Federated Investors Cl. B	1,109,700	36,875,331

Total		104,081,346

Health - 6.9%
Commercial Services - 1.0%
IDEXX Laboratories a	552,300	36,937,824

Drugs and Biotech - 3.9%
Endo Pharmaceuticals Holdings a	3,576,750	95,391,922
Perrigo Company	3,633,100	51,989,661

		147,381,583

Medical Products and Devices - 2.0%
Arrow International	1,116,825	31,494,465
Viasys Healthcare a,c	1,656,900	41,405,931

		72,900,396

Total		257,219,803

Industrial Products - 18.0%
Automotive - 1.2%
Adesa	1,960,000	43,316,000

Building Systems and Components - 2.8%
Simpson Manufacturing c	2,713,400	106,202,476

Construction Materials - 2.4%
Florida Rock Industries	1,372,475	87,961,923

Machinery - 5.2%
Lincoln Electric Holdings c	2,769,597	109,122,122
National Instruments	1,304,087	32,132,704
Woodward Governor Company c	640,604	54,483,370

		195,738,196

Metal Fabrication and Distribution - 6.4%
IPSCO	1,823,600	130,369,164
Reliance Steel & Aluminum	1,049,400	55,544,742
Schnitzer Steel Industries Cl. A c	1,591,300	51,828,641

		237,742,547

Total		670,961,142

Industrial Services - 7.6%
Commercial Services - 0.8%
West Corporation a	771,600	28,850,124

Engineering and Construction - 1.4%
Dycom Industries a,c	2,578,300	52,133,226

Industrial Distribution - 2.1%
Ritchie Bros. Auctioneers c	1,776,200	78,135,038

Transportation and Logistics - 3.3%
Arkansas Best c	1,498,300	52,245,721
EGL a,c,d	2,693,600	73,131,240

		125,376,961

Total		284,495,349

Natural Resources - 15.9%
Energy Services - 6.6%
Ensign Energy Services	3,551,500	121,041,230
Trican Well Service a,c	3,463,300	126,049,224

		247,090,454

Oil and Gas - 3.8%
Cimarex Energy a	1,097,200	49,736,076
Unit Corporation a	1,668,200	92,218,096

		141,954,172

Precious Metals and Mining - 5.5%
Glamis Gold a	4,215,800	93,169,180
Meridian Gold a	3,246,900	71,139,579
Pan American Silver a	2,270,300	40,093,498

		204,402,257

Total		593,446,883

Technology - 11.5%
Aerospace and Defense - 0.4%
Curtiss-Wright	285,600	17,624,376

Components and Systems - 3.1%
Dionex Corporation a	967,500	52,486,875
Tektronix	1,469,400	37,072,962
Zebra Technologies Cl. A a	691,400	27,026,826

		116,586,663

IT Services - 3.5%
Gartner Cl. A a	2,898,600	33,884,634
Keane a	1,462,200	16,712,946
MAXIMUS	732,600	26,190,450
Perot Systems Cl. A a	3,770,900	53,358,235

		130,146,265

Semiconductors and Equipment - 2.9%
Cabot Microelectronics a,c,d	1,981,300	58,210,594
Cognex Corporation	1,632,000	49,074,240

		107,284,834

Telecommunications - 1.6%
Foundry Networks a	4,639,900	58,926,730

Total		430,568,868

Miscellaneous - 0.9%
Total		33,624,935

TOTAL COMMON STOCKS
(Cost $2,282,643,550)		3,280,384,312

REPURCHASE AGREEMENT - 12.0%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $446,064,634 (collateralized by obligations of various U.S. Government Agencies, valued at $457,093,104) (Cost $445,942,000)		445,942,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.5%
U.S. Treasury Bonds
5.50%-10.375% due 11/15/12-8/15/28		13,443,993
U.S. Treasury Notes
3.125% due 5/15/07		526,663
U.S. Treasury Strip-Principal
6.125%-8.750% due 8/15/20-11/15/27		5,003,146

(Cost $18,973,802)		18,973,802

TOTAL INVESTMENTS - 100.3%
(Cost $2,747,559,352)		3,745,300,114

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(10,141,614)

NET ASSETS - 100.0%		$3,735,158,500

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 90.6%

Consumer Products - 8.0%
Apparel and Shoes - 1.1%
K-Swiss Cl. A	777,000	$22,975,890
Steven Madden a	244,800	5,610,816
Stride Rite	1,029,200	13,194,344

		41,781,050

Collectibles - 0.5%
Topps Company (The) c	2,604,616	21,383,897

Food/Beverage/Tobacco - 0.1%
Boston Beer Company Cl. A a	242,800	6,070,000

Home Furnishing and Appliances - 1.8%
La-Z-Boy	850,900	11,223,371
Natuzzi ADR b,c	2,768,800	22,787,224
Select Comfort a,d	1,793,400	35,832,132

		69,842,727

Publishing - 0.4%
Journal Communications Cl. A	1,110,500	16,546,450

Sports and Recreation - 2.9%
Arctic Cat c	1,398,360	28,722,315
Callaway Golf Company	2,634,100	39,748,569
Monaco Coach	665,650	9,811,681
Oakley	1,652,800	28,659,552
Sturm, Ruger & Company	941,800	8,664,560

		115,606,677

Other Consumer Products - 1.2%
Fossil a	1,759,200	31,999,848
Leapfrog Enterprises a,d	1,012,600	14,956,102

		46,955,950

Total		318,186,751

Consumer Services - 9.5%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A	3,098,500	59,026,425

Leisure and Entertainment - 0.7%
4Kids Entertainment a,c	671,600	11,679,124
Multimedia Games a	1,352,438	13,132,173
New Frontier Media a	666,900	4,014,738

		28,826,035

Restaurants and Lodgings - 1.3%
Applebee’s International	651,000	13,469,190
Ruby Tuesday	943,500	20,530,560
Ryan’s Restaurant Group a	1,438,900	16,791,963

		50,791,713

Retail Stores - 5.0%
AnnTaylor Stores a	805,000	21,372,750
Big Lots a	2,409,700	26,482,603
Buckle (The)	553,900	18,815,983
Cache a,c	1,067,800	16,262,594
Cato Corporation Cl. A	781,750	15,580,278
Charming Shoppes a	2,672,300	28,513,441
Circuit City Stores	466,300	8,001,708
Claire’s Stores	1,317,200	31,784,036
Hibbett Sporting Goods a	110,137	2,450,559
Pier 1 Imports	2,501,600	28,193,032

		197,456,984

Other Consumer Services - 1.0%
Corinthian Colleges a	2,253,000	29,897,310
MoneyGram International	405,000	8,792,550

		38,689,860

Total		374,791,017

Financial Intermediaries - 4.4%
Banking - 0.1%
Bancorp (The) a	245,870	3,931,461

Insurance - 3.3%
Argonaut Group a	1,330,000	35,923,300
Aspen Insurance Holdings	903,000	26,683,650
CNA Surety a	820,100	11,661,822
NYMAGIC	361,500	8,795,295
Navigators Group a	400,200	14,935,464
Ohio Casualty	474,500	12,868,440
Phoenix Companies (The)	771,300	9,409,860
PXRE Group	585,800	7,884,868
Scottish Re Group	122,300	2,915,632

		131,078,331

Securities Brokers - 0.3%
Knight Capital Group Cl. A a	1,502,300	12,484,113

Other Financial Intermediaries - 0.7%
TSX Group	780,000	27,046,710

Total		174,540,615

Financial Services - 1.8%
Information and Processing - 1.6%
eFunds Corporation a,c	3,259,700	61,380,151

Other Financial Services - 0.2%
MarketAxess Holdings a,d	617,500	8,398,000

Total		69,778,151

Health - 11.5%
Commercial Services - 0.4%
Discovery Partners International a,c	1,885,200	6,070,344
Hooper Holmes	2,290,900	9,003,237

		15,073,581

Drugs and Biotech - 7.5%
Abgenix a	449,000	5,693,320
Applera Corporation- Celera Genomics Group a	353,400	4,286,742
Cell Genesys a,c,d	3,166,600	17,352,968
Connetics Corporation a	593,200	10,031,012
Dendreon Corporation a,d	966,000	6,481,860
Elan Corporation ADR a,b,d	4,483,400	39,722,924
Endo Pharmaceuticals Holdings a	2,441,000	65,101,470
Exelixis a	607,600	4,660,292
Lexicon Genetics a,c	4,033,800	16,054,524
Maxygen a	790,200	6,550,758
Myriad Genetics a	1,038,600	22,703,796
Orchid Cellmark a,c	1,543,800	13,122,300
Perrigo Company	4,125,300	59,033,043
QLT a,d	1,717,600	13,173,992
VIVUS a,c	3,638,300	13,061,497

		297,030,498

Health Services - 0.6%
Cross Country Healthcare a	745,500	13,836,480
MedQuist a	750,200	9,189,950

		23,026,430

Medical Products and Devices - 2.9%
Bioveris Corporation a,c	2,029,700	11,812,854
Bruker BioSciences a,c	6,009,800	26,322,924
Caliper Life Sciences a	1,173,200	8,247,596
CONMED Corporation a	205,500	5,729,340
Medical Action Industries a	489,500	8,399,820
Possis Medical a,c	1,034,000	11,332,640
Thoratec Corporation a	1,598,000	28,380,480
Viasys Healthcare a	577,200	14,424,228

		114,649,882

Personal Care - 0.1%
Helen of Troy a	288,100	5,946,384

Total		455,726,775

Industrial Products - 9.2%
Automotive - 1.2%
Adesa	2,050,500	45,316,050
LKQ Corporation a	99,100	2,992,820

		48,308,870

Building Systems and Components - 0.2%
Aaon a	347,500	6,387,050

Industrial Components - 0.3%
Powell Industries a	503,000	11,010,670

Machinery - 1.5%
Lincoln Electric Holdings	487,800	19,219,320
Pason Systems	1,712,000	40,027,665

		59,246,985

Metal Fabrication and Distribution - 4.6%
Harris Steel Group c	1,669,300	35,180,946
IPSCO	1,131,600	80,898,084
Metal Management c	1,908,700	48,385,545
Schnitzer Steel Industries Cl. A	592,200	19,287,954

		183,752,529

Specialty Chemicals and Materials - 0.6%
Schulman (A.)	1,356,600	24,350,970

Other Industrial Products - 0.8%
Color Kinetics a,c	922,300	13,834,500
Steelcase Cl. A	1,291,500	18,675,090

		32,509,590

Total		365,566,664

Industrial Services - 5.7%
Commercial Services - 1.5%
CBIZ a	1,000,000	5,100,000
Copart a	210,143	5,016,114
Digital Theater Systems a	238,300	4,012,972
Exponent a	200,200	6,284,278
FTI Consulting a	508,700	12,849,762
PDI a,c	791,500	12,117,865
Spherion Corporation a	619,000	4,704,400
West Corporation a	240,000	8,973,600

		59,058,991

Engineering and Construction - 2.9%
Dycom Industries a	1,988,400	40,205,448
Insituform Technologies Cl. A a,c	2,594,900	44,865,821
Palm Harbor Homes a,c,d	1,463,300	28,431,919

		113,503,188

Food and Tobacco Processors - 0.3%
Omega Protein a,c	1,730,700	13,170,627

Printing - 0.2%
Ennis	472,500	7,938,000

Transportation and Logistics - 0.8%
Heartland Express	650,000	13,221,000
Knight Transportation	50,000	1,218,000
Werner Enterprises	925,000	15,993,250

		30,432,250

Total		224,103,056

Natural Resources - 20.2%
Energy Services - 6.1%
Core Laboratories a	50,000	1,613,000
Ensign Energy Services	2,276,800	77,597,261
Global Industries a	752,050	11,085,217
Input/Output a,c	6,393,500	51,020,130
Maverick Tube a	482,900	14,487,000
Oil States International a	386,200	14,022,922
Tesco Corporation a,c	2,206,600	34,709,818
TETRA Technologies a	434,700	13,571,334
Total Energy Services Trust	1,210,500	14,213,613
Veritas DGC a	281,300	10,301,206

		242,621,501

Oil and Gas - 2.5%
St. Mary Land & Exploration Company	628,000	22,984,800
Unit Corporation a	1,404,500	77,640,760

		100,625,560

Precious Metals and Mining - 11.6%
African Platinum a	14,107,468	5,971,857
Agnico-Eagle Mines	3,535,000	52,353,350
Apex Silver Mines a,d	1,897,000	29,801,870
Eldorado Gold a	5,070,100	17,998,855
Gammon Lake Resources a	3,005,800	24,497,270
Glamis Gold a	3,519,300	77,776,530
Golden Star Resources a	4,485,000	14,979,900
Hecla Mining Company a,c	11,741,500	51,427,770
Meridian Gold a	3,484,400	76,343,204
Minefinders Corporation a,c	2,174,300	10,610,584
Northern Orion Resources a,c,d	8,732,600	25,673,844
Pan American Silver a	1,326,300	23,422,458
Silver Standard Resources a,c,d	3,351,700	45,918,290

		456,775,782

Total		800,022,843

Technology - 17.1%
Aerospace and Defense - 0.3%
Integral Systems c	549,500	11,341,680

Components and Systems - 2.4%
Energy Conversion Devices a	140,200	6,292,176
KEMET Corporation a	1,378,800	11,554,344
Methode Electronics	955,700	11,009,664
TTM Technologies a	1,834,100	13,113,815
Technitrol	1,987,100	30,442,372
Tektronix	957,300	24,152,679

		96,565,050

Internet Software and Services - 1.1%
CryptoLogic	651,175	11,434,633
RealNetworks a	5,658,900	32,312,319

		43,746,952

IT Services - 3.3%
CIBER a	323,700	2,405,091
Forrester Research a	988,600	20,582,652
MAXIMUS	237,900	8,504,925
Perot Systems Cl. A a	4,707,000	66,604,050
Syntel	1,552,400	30,256,276

		128,352,994

Semiconductors and Equipment - 3.8%
Catalyst Semiconductor a	496,200	2,481,000
CEVA a,c	1,306,800	6,769,224
Cognex Corporation	70,000	2,104,900
Credence Systems a	2,655,000	21,186,900
DSP Group a	120,000	3,079,200
ESS Technology a,c	2,258,900	8,019,095
Entegris a	1,715,300	19,382,890
Exar Corporation a	1,712,464	24,008,745
Fairchild Semiconductor International Cl. A a	1,292,500	19,206,550
Helix Technology	446,400	6,584,400
LTX Corporation a	497,600	2,099,872
MKS Instruments a	261,900	4,512,537
OmniVision Technologies a	613,400	7,741,108
Semitool a,c	1,771,233	14,081,302
Sigmatel a	500,000	10,120,000

		151,377,723

Software - 3.3%
iPass a,c	3,340,600	17,972,428
Kongzhong Corporation ADR a,b	322,000	4,533,760
Macrovision Corporation a	200,000	3,820,000
ManTech International Cl. A a	837,900	22,128,939
PLATO Learning a	976,400	7,430,404
SPSS a	315,072	7,561,728
THQ a	412,500	8,794,500
Transaction Systems Architects Cl. A a,c	2,115,900	58,927,815

		131,169,574

Telecommunications - 2.9%
CommScope a	800,700	13,884,138
Foundry Networks a	4,220,700	53,602,890
KVH Industries a,c,d	1,202,200	11,721,450
Novatel Wireless a,d	358,500	5,187,495
PC-Tel a,c	1,358,600	12,770,840
Premiere Global Services a	450,000	3,681,000
ViaSat a	513,300	13,166,145

		114,013,958

Total		676,567,931

Miscellaneous - 3.2%
Total		127,101,197

TOTAL COMMON STOCKS
(Cost $2,899,094,870)		3,586,385,000

REPURCHASE AGREEMENT - 9.9%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $392,702,964 (collateralized by obligations of various U.S. Government Agencies, valued at $402,410,635) (Cost $392,595,000)		392,595,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.1%
U.S. Treasury Bills
due 10/27/05		1,566,749
U.S. Treasury Bonds
5.25%-9.875% due 11/15/15-2/15/31		25,571,489
U.S. Treasury Notes
2.00%-5.75% due 11/15/05-8/15/14		14,693,221
U.S. Treasury Strip-Principal
6.125%-8.750% due 8/15/20-11/15/27		889,374

(Cost $42,720,833)		42,720,833

TOTAL INVESTMENTS - 101.6%
(Cost $3,334,410,703)		4,021,700,833

LIABILITIES LESS CASH AND OTHER ASSETS - (1.6)%		(64,502,305)

NET ASSETS - 100.0%		$3,957,198,528

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 83.7%

Consumer Products - 5.4%
Apparel and Shoes - 1.6%
Kenneth Cole Productions Cl. A	161,600	$4,410,064
Cutter & Buck	154,995	1,906,439
Delta Apparel c	718,775	10,285,670
Haggar	17,095	486,011
Jones Apparel Group	592,000	16,872,000
K-Swiss Cl. A	207,340	6,131,044
Polo Ralph Lauren Cl. A	403,500	20,296,050
Reebok International	21,400	1,210,598
Stride Rite	342,500	4,390,850
Timberland Company Cl. A a	407,735	13,773,288
Wolverine World Wide	398,000	8,377,900

		88,139,914

Collectibles - 0.3%
Action Performance Companies a	639,100	7,988,750
Russ Berrie & Company	669,000	9,446,280
Topps Company (The)	91,500	751,215

		18,186,245

Food/Beverage/Tobacco - 0.5%
Hershey Creamery Company	173	382,330
Lancaster Colony	231,300	9,945,900
J.M. Smucker Company (The)	255,200	12,387,408
Tootsie Roll Industries	218,205	6,928,009

		29,643,647

Home Furnishing and Appliances - 1.4%
American Woodmark	102,580	3,446,688
Ethan Allen Interiors	655,395	20,546,633
Fedders Corporation	1,436,400	3,073,896
Flexsteel Industries	223,176	3,352,104
Furniture Brands International	467,500	8,429,025
La-Z-Boy	1,457,300	19,221,787
Lifetime Brands	30,100	807,884
Natuzzi ADR b	1,211,200	9,968,176
Stanley Furniture Company	176,804	4,630,497

		73,476,690

Publishing - 0.4%
Journal Communications Cl. A	692,450	10,317,505
McClatchy Company (The) Cl. A	45,000	2,935,350
Reader’s Digest Association	436,100	6,964,517

		20,217,372

Sports and Recreation - 0.8%
Callaway Golf Company	1,017,700	15,357,093
Monaco Coach	206,100	3,037,914
Sturm, Ruger & Company	812,400	7,474,080
Thor Industries	110,000	3,740,000
Winnebago Industries	451,700	13,085,749

		42,694,836

Other Consumer Products - 0.4%
Blyth	233,900	5,213,631
Burnham Holdings Cl. A	14,912	346,704
Matthews International Cl. A	255,600	9,659,124
Starrett (L.S.) Company Cl. A c	343,400	6,287,654
WD-40	3,300	87,483

		21,594,596

Total		293,953,300

Consumer Services - 6.4%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	596,200	11,357,610

Leisure and Entertainment - 0.6%
Carmike Cinemas c	691,600	15,865,304
Dover Downs Gaming & Entertainment	220,700	3,001,520
International Speedway Cl. A	154,000	8,080,380
Regal Entertainment Group Cl. A	396,300	7,941,852

		34,889,056

Media and Broadcasting - 0.1%
Nelson (Thomas)	67,400	1,264,424

Restaurants and Lodgings - 2.1%
Applebee’s International	750,000	15,517,500
Bob Evans Farms	814,400	18,495,024
CBRL Group	370,605	12,474,564
CEC Entertainment a	815,070	25,886,623
IHOP Corporation	373,240	15,205,798
Lone Star Steakhouse & Saloon	476,530	12,389,780
Ruby Tuesday	565,700	12,309,632
Ryan’s Restaurant Group a	193,700	2,260,479

		114,539,400

Retail Stores - 3.2%
Big Lots a	591,600	6,501,684
Borders Group	497,880	11,038,000
Buckle (The)	183,160	6,221,945
Cato Corporation Cl. A	566,650	11,293,335
Claire’s Stores	589,720	14,229,944
Deb Shops	545,031	11,848,974
Dress Barn (The) a	890,651	20,271,217
Finish Line (The) Cl. A	93,075	1,357,964
Foot Locker	2,400	52,656
Movie Gallery	74,820	777,380
Neiman Marcus Group (The) Cl. A	175,000	17,491,250
Payless ShoeSource a	779,300	13,559,820
Pep Boys- Manny, Moe & Jack	615,000	8,511,600
Pier 1 Imports	1,271,200	14,326,424
Talbots	265,000	7,928,800
Tiffany & Co.	626,200	24,903,974
Weis Markets	65,600	2,624,656

		172,939,623

Other Consumer Services - 0.2%
Ambassadors Group	17,276	385,255
Jackson Hewitt Tax Service	141,580	3,385,178
MoneyGram International	439,000	9,530,690

		13,301,123

Total		348,291,236

Financial Intermediaries - 15.1%
Banking - 3.8%
Anchor BanCorp Wisconsin	266,200	7,847,576
Arrow Financial	272,989	7,403,462
BOK Financial	452,675	21,805,355
Bancorp Rhode Island	203,200	7,451,344
Bank of Hawaii	191,700	9,435,474
Bank of NT Butterfield	121,900	5,485,500
Boston Private Financial Holdings	258,500	6,860,590
Canadian Western Bank	441,600	14,191,979
Central Pacific Financial	20,000	703,600
Chittenden Corporation	302,625	8,022,589
Fauquier Bankshares c	251,200	6,531,200
First National Bank Alaska	3,110	6,997,500
HopFed Bancorp	101,100	1,595,358
Mercantile Bankshares	237,500	12,796,500
Ocwen Financial a,d	220,000	1,526,800
Oriental Financial Group	264,395	3,236,195
Park National	62,370	6,752,800
Partners Trust Financial Group	728,100	8,387,712
Peapack-Gladstone Financial	245,091	6,725,297
Sterling Bancorp	360,250	8,109,228
Susquehanna Bancshares	343,500	8,257,740
Timberland Bancorp	134,600	3,122,733
Whitney Holding	905,600	24,487,424
Wilmington Trust	560,300	20,422,935

		208,156,891

Insurance - 8.1%
Alleghany Corporation a	94,044	28,777,464
American Financial Group	324,100	10,996,713
American National Insurance	146,659	17,470,020
AmerUs Group	70,700	4,056,059
Argonaut Group a	318,000	8,589,180
Aspen Insurance Holdings	537,100	15,871,305
Assured Guaranty	291,800	6,982,774
Baldwin & Lyons Cl. B	496,911	12,437,682
CNA Surety a	582,300	8,280,306
Capital Title Group	593,562	4,392,359
Commerce Group	425,720	24,700,274
Endurance Specialty Holdings	142,110	4,847,372
Erie Indemnity Company Cl. A	457,200	24,117,300
First American	20,800	949,936
Horace Mann Educators	437,200	8,647,816
Hub International	381,000	8,641,080
IPC Holdings	272,600	8,900,390
Independence Holding	379,924	6,914,617
Infinity Property & Casualty	214,800	7,537,332
LandAmerica Financial Group	76,700	4,958,655
Leucadia National	507,200	21,860,320
Markel Corporation a	53,800	17,780,900
Montpelier Re Holdings	356,100	8,849,085
NYMAGIC	167,000	4,063,110
Ohio Casualty	607,400	16,472,688
PartnerRe	12,100	775,005
PXRE Group	73,800	993,348
Protective Life	236,600	9,743,188
RLI	439,400	20,326,644
Reinsurance Group of America	178,600	7,983,420
RenaissanceRe Holdings	250,000	10,932,500
Safety Insurance Group	127,297	4,530,500
Scottish Re Group	448,900	10,701,776
Selective Insurance Group	103,098	5,041,492
Transatlantic Holdings	302,850	17,262,450
21st Century Insurance Group	370,100	5,903,095
UICI	39,100	1,407,600
United Fire & Casualty Company	520,982	23,501,498
Wesco Financial	29,930	10,239,053
Willis Group Holdings	197,000	7,397,350
Zenith National Insurance	295,160	18,503,580

		442,337,236

Real Estate Investment Trusts - 1.6%
Captial Trust Cl. A	268,600	8,638,176
Cousins Properties	223,500	6,754,170
Essex Property Trust	83,000	7,470,000
Gladstone Commercial	4,700	78,490
PS Business Parks	168,500	7,717,300
Public Storage	195,000	13,065,000
Rayonier	471,357	27,159,590
Vornado Realty Trust	183,100	15,860,122

		86,742,848

Securities Brokers - 0.6%
First Albany	56,100	364,650
Friedman, Billings, Ramsey Group Cl. A	820,200	8,357,838
Piper Jaffray Companies a	311,000	9,286,460
Raymond James Financial	334,350	10,739,322

		28,748,270

Other Financial Intermediaries - 1.0%
Student Loan	71,900	17,031,672
TSX Group	1,052,400	36,492,253

		53,523,925

Total		819,509,170

Financial Services - 8.0%
Information and Processing - 1.2%
Fair Isaac	282,770	12,668,096
Interactive Data	612,900	13,882,185
Investors Financial Services	428,000	14,081,200
SEI Investments	686,100	25,783,638
SS&C Technologies	22,800	835,392

		67,250,511

Insurance Brokers - 1.2%
Brown & Brown	444,300	22,077,267
Gallagher (Arthur J.) & Company	828,200	23,860,442
Hilb Rogal & Hobbs Company	457,300	17,066,436

		63,004,145

Investment Management - 5.1%
A.F.P. Provida ADR b	332,000	9,674,480
Alliance Capital Management Holding L.P.	1,549,800	74,157,930
BlackRock Cl. A	106,000	9,393,720
C.I. Fund Management	964,300	17,925,611
Cohen & Steers	746,100	14,922,000
Federated Investors Cl. B	1,021,100	33,931,153
GAMCO Investors Cl. A	326,600	14,974,610
IGM Financial	545,600	20,064,000
Janus Capital Group	695,000	10,042,750
National Financial Partners	150,000	6,771,000
Nuveen Investments Cl. A	856,800	33,749,352
T. Rowe Price Group	411,400	26,864,420
W.P. Stewart & Co.	332,900	7,430,328

		279,901,354

Other Financial Services - 0.5%
Credit Acceptance a,d	374,900	5,323,580
Fremont General	29,600	646,168
GATX Corporation	349,630	13,827,866
London Stock Exchange	652,629	6,561,307

		26,358,921

Total		436,514,931

Health - 4.2%
Commercial Services - 0.8%
Hooper Holmes	2,510,378	9,865,786
IDEXX Laboratories a	189,800	12,693,824
Owens & Minor	671,300	19,702,655

		42,262,265

Drugs and Biotech - 0.1%
Perrigo Company	410,385	5,872,609

Health Services - 0.4%
Healthcare Services Group	187,668	3,612,609
Health Management Associates Cl. A	177,400	4,163,578
Option Care	153,300	2,244,312
PolyMedica Corporation	297,316	10,388,221
Universal Health Services Cl. B	74,080	3,528,430

		23,937,150

Medical Products and Devices - 2.5%
Applera Corporation- Applied Biosystems Group	592,500	13,769,700
Arrow International	506,500	14,283,300
Datascope	474,580	14,721,472
Diagnostic Products	257,200	13,562,156
Invacare Corporation	653,400	27,227,178
Mentor Corporation	439,400	24,171,394
STERIS Corporation	536,200	12,756,198
Vital Signs	321,221	14,805,076
Young Innovations	10,720	405,859

		135,702,333

Personal Care - 0.4%
Alberto-Culver Company	244,600	10,945,850
CNS	38,396	1,000,984
Inter Parfums	181,300	3,569,797
Regis	184,100	6,962,662

		22,479,293

Total		230,253,650

Industrial Products - 16.5%
Automotive - 1.2%
Adesa	698,060	15,427,126
Bandag	138,600	5,940,396
Bandag Cl. A	202,400	7,511,064
CLARCOR	1,032,800	29,662,016
Superior Industries International	293,900	6,324,728

		64,865,330

Building Systems and Components - 1.0%
International Aluminum	12,800	474,880
LSI Industries	667,737	12,687,003
Preformed Line Products Company c	345,180	16,292,496
Simpson Manufacturing	143,100	5,600,934
Teleflex	259,700	18,308,850

		53,364,163

Construction Materials - 1.3%
Ameron International	207,300	9,618,720
Ash Grove Cement Company	39,610	6,971,360
Building Materials Holding	53,200	4,957,708
Florida Rock Industries	397,000	25,443,730
Martin Marietta Materials	93,300	7,320,318
NCI Building Systems a	50,000	2,039,500
Vulcan Materials Company	216,600	16,073,886

		72,425,222

Industrial Components - 2.0%
AMETEK	525,100	22,563,547
Bel Fuse Cl. B	319,098	11,624,740
Chase Corporation c	319,800	4,614,714
Crane Company	259,800	7,726,452
Deswell Industries c	887,866	13,042,752
Donaldson Company	638,000	19,478,140
PerkinElmer	335,500	6,834,135
Precision Castparts	352,400	18,712,440
Watts Water Technologies Cl. A	287,300	8,288,605

		112,885,525

Machinery - 3.5%
Alamo Group	140,148	2,777,733
Ampco-Pittsburgh	46,500	720,750
Badger Meter	31,000	1,219,540
Briggs & Stratton	375,650	12,993,734
Cascade Corporation	215,900	10,514,330
Graco	563,200	19,306,496
Hardinge	34,352	504,545
IDEX Corporation	375,900	15,994,545
Lincoln Electric Holdings	609,000	23,994,600
Lindsay Manufacturing	267,300	5,883,273
MTS Systems	152,570	5,762,569
Mueller (Paul) Company c	116,700	3,150,900
Nordson Corporation	473,600	18,011,008
Oshkosh Truck	30,500	1,316,380
Stewart & Stevenson Services	855,660	20,407,491
Tennant	263,800	10,810,524
Toro Company (The)	430,030	15,807,903
Woodward Governor Company	251,200	21,364,560

		190,540,881

Metal Fabrication and Distribution - 1.3%
Gibraltar Industries	546,313	12,494,178
IPSCO	129,800	9,279,402
Kaydon Corporation	686,000	19,489,260
Quanex Corporation	237,050	15,697,451
Reliance Steel & Aluminum	24,600	1,302,078
Roanoke Electric Steel	112,292	2,249,209
Schnitzer Steel Industries Cl. A	274,000	8,924,180

		69,435,758

Paper and Packaging - 0.9%
AptarGroup	416,620	20,751,842
Bemis Company	589,300	14,555,710
Louisiana-Pacific Corporation	17,100	473,499
Schweitzer-Mauduit International	186,500	4,162,680
Sonoco Products Company	349,500	9,544,845

		49,488,576

Pumps, Valves and Bearings - 1.1%
Baldor Electric	340,500	8,631,675
Franklin Electric	534,300	22,114,677
Gorman-Rupp Company	295,237	7,100,450
Roper Industries	286,000	11,236,940
Sun Hydraulics	396,638	9,638,303

		58,722,045

Specialty Chemicals and Materials - 1.7%
Albemarle Corporation	220,500	8,312,850
Balchem Corporation	326,400	8,992,320
Cabot Corporation	318,000	10,497,180
Chemtura Corporation	475,764	5,908,989
Lubrizol Corporation	449,500	19,476,835
MacDermid	664,400	17,447,144
Methanex Corporation	1,055,730	15,698,705
Quaker Chemical	405,000	7,038,900
RPM International	133,360	2,453,824

		95,826,747

Textiles - 0.1%
UniFirst Corporation	13,900	487,473

Other Industrial Products - 2.4%
Albany International Cl. A	242,500	8,940,975
Brady Corporation Cl. A	852,900	26,388,726
Diebold	413,400	14,245,764
HNI Corporation	491,200	29,580,064
Kimball International Cl. B	674,600	8,155,914
McGrath RentCorp	291,300	8,252,529
Quixote Corporation c	461,900	9,880,041
Raven Industries	197,813	5,786,030
Smith (A.O.) Corporation	308,900	8,803,650
Trinity Industries	256,400	10,381,636

		130,415,329

Total		898,457,049

Industrial Services - 9.6%
Commercial Services - 3.1%
ABM Industries	844,500	17,574,045
ALLETE	165,567	7,584,624
Brink’s Company (The)	421,510	17,307,201
Chemed Corporation a	370,400	16,053,136
Hillenbrand Industries	384,470	18,089,314
Kelly Services Cl. A	552,800	16,948,848
MPS Group a	604,000	7,127,200
Manpower	345,200	15,323,428
Reynolds & Reynolds Company Cl. A	730,780	20,030,680
Rollins	370,500	7,232,160
ServiceMaster Company (The)	677,000	9,166,580
Watson Wyatt & Company Holdings	694,100	18,705,995

		171,143,211

Engineering and Construction - 1.1%
Chicago Bridge & Iron Company	234,200	7,281,278
EMCOR Group a	317,100	18,804,030
Granite Construction	296,880	11,352,691
M.D.C. Holdings	65,741	5,186,308
M/I Homes	57,080	3,097,161
Ryland Group (The)	37,800	2,586,276
Skyline Corporation	157,100	6,384,544
Standard Pacific	104,480	4,336,965

		59,029,253

Food and Tobacco Processors - 0.8%
Corn Products International	177,200	3,574,124
Farmer Bros.	473,800	9,566,022
Pilgrim’s Pride	94,700	3,447,080
Sanderson Farms	73,170	2,718,997
Seaboard Corporation	12,922	17,741,906
Universal	121,000	4,698,430

		41,746,559

Industrial Distribution - 1.3%
Central Steel & Wire	3,328	1,976,832
Grainger (W.W.)	292,000	18,372,640
Lawson Products	309,369	11,360,030
Mine Safety Appliances Company	196,000	7,585,200
Ritchie Bros. Auctioneers	676,740	29,769,793
Watsco	52,600	2,793,586

		71,858,081

Printing - 0.7%
Banta Corporation	383,900	19,536,671
CSS Industries	86,167	2,802,151
Courier Corporation	310,944	11,629,306
John H. Harland Company	96,700	4,293,480

		38,261,608

Transportation and Logistics - 2.2%
Alexander & Baldwin	497,700	26,497,548
Arkansas Best	425,107	14,823,481
C. H. Robinson Worldwide	128,000	8,207,360
EGL a	600,600	16,306,290
Expeditors International of Washington	333,200	18,919,096
Nordic American Tanker Shipping	69,400	2,621,238
Overseas Shipholding Group	67,640	3,945,441
SkyWest	164,800	4,419,936
Teekay Shipping	292,300	12,583,515
UTI Worldwide	164,200	12,758,340

		121,082,245

Other Industrial Services - 0.4%
Landauer c	449,000	22,001,000

Total		525,121,957

Natural Resources - 8.7%
Energy Services - 2.5%
Carbo Ceramics	253,950	16,758,160
Ensign Energy Services	312,500	10,650,538
Enterprise Products Partners L.P.	263,400	6,632,412
Gulf Island Fabrication	71,638	2,059,593
Helmerich & Payne	465,800	28,129,662
Lufkin Industries	98,066	4,270,774
Nicor	371,700	15,622,551
Piedmont Natural Gas Company	585,800	14,744,586
Precision Drilling a	335,580	16,510,536
Tidewater	219,300	10,673,331
Universal Compression Holdings a	277,460	11,034,584

		137,086,727

Oil and Gas - 4.6%
Alliance Resource Partners L.P.	172,900	7,943,026
Berry Petroleum Company Cl. A	207,500	13,838,175
Chesapeake Energy	515,400	19,714,050
Cimarex Energy a	481,240	21,814,609
Diamond Offshore Drilling	172,500	10,565,625
Energy Transfer Partners L.P.	227,200	7,945,184
EnergySouth c	564,866	15,584,653
Husky Energy	216,555	12,028,350
Magellan Midstream Partners L.P.	200,000	6,854,000
Pacific Energy Partners L.P.	311,900	9,934,015
Penn Virginia	307,200	17,728,512
PetroKazakhstan Cl. A	128,352	6,986,199
Plains All American Pipeline L.P.	186,000	7,929,180
Pogo Producing Company	356,080	20,987,355
St. Mary Land & Exploration Company	505,000	18,483,000
SEACOR Holdings a	362,000	26,273,960
Stone Energy a	279,760	17,076,550
Sunoco Logistics Partners L.P.	241,400	9,330,110

		251,016,553

Precious Metals and Mining - 0.8%
Gold Fields ADR b	605,000	8,790,650
Goldcorp	1,212,000	24,288,480
Lihir Gold ADR a,b	344,000	10,120,480

		43,199,610

Real Estate - 0.6%
St. Joe Company	305,000	19,047,250
W.P. Carey & Co.	418,500	11,266,020

		30,313,270

Other Natural Resources - 0.2%
Deltic Timber	38,000	1,749,900
Natural Resource Partners L.P.	75,000	4,678,500
Plum Creek Timber Company	177,000	6,710,070

		13,138,470

Total		474,754,630

Technology - 5.3%
Aerospace and Defense - 0.5%
Cubic Corporation	38,300	655,696
Curtiss-Wright	149,900	9,250,329
Engineered Support Systems	71,690	2,942,158
HEICO Corporation	342,400	7,943,680
HEICO Corporation Cl. A	359,159	6,393,030

		27,184,893

Components and Systems - 2.3%
AVX Corporation	980,600	12,492,844
Adaptec a	2,417,100	9,257,493
American Power Conversion	624,600	16,177,140
Analogic Corporation	143,379	7,227,735
Imation Corporation	30,780	1,319,539
Methode Electronics	1,594,282	18,366,129
Nam Tai Electronics	423,540	10,770,622
Newport Corporation a	489,300	6,815,949
Richardson Electronics	116,700	882,252
Symbol Technologies	706,911	6,842,899
Technitrol	910,900	13,954,988
Tektronix	807,200	20,365,656

		124,473,246

Distribution - 0.5%
Agilysys	106,911	1,800,381
Arrow Electronics a	572,445	17,951,875
Tech Data a	218,800	8,032,148

		27,784,404

Internet Software and Services - 0.1%
CryptoLogic	52,860	928,222

IT Services - 0.7%
Black Box	459,696	19,288,844
MAXIMUS	444,660	15,896,595
Syntel	92,979	1,812,161

		36,997,600

Semiconductors and Equipment - 0.3%
Cognex Corporation	418,300	12,578,281
Exar Corporation a	565,800	7,932,516

		20,510,797

Telecommunications - 0.9%
ADTRAN	120,000	3,780,000
CT Communications	91,836	1,136,011
Golden Telecom	170,925	5,396,102
Inter-Tel	100,100	2,102,100
North Pittsburgh Systems	687,647	14,034,875
Scientific-Atlanta	513,030	19,243,755
SureWest Communications	198,400	5,690,112

		51,382,955

Total		289,262,117

Utilities - 1.7%
Aqua America	446,075	16,959,772
CH Energy Group	224,300	10,649,764
El Paso Electric Company a	395,400	8,244,090
Hawaiian Electric Industries	740,100	20,633,988
MDU Resources Group	35,100	1,251,315
PNM Resources	638,900	18,317,263
SJW	196,500	9,487,020
Southern Union a	315,000	8,117,550

Total		93,660,762

Miscellaneous - 2.8%
Total		150,186,999

TOTAL COMMON STOCKS
(Cost $3,518,760,901)		4,559,965,801

PREFERRED STOCKS - 0.8%
Allied Waste Industries Ser. C 6.25% Conv.	41,000	2,001,210
Allied Waste Industries Ser. D 6.25% Conv.	28,300	5,660,000
Central Parking Finance Trust 5.25% Conv.	4,000	80,000
Fedders Corporation 8.60%	79,975	1,019,681
First Union Real Estate Equity & Mortgage
Investments Ser. A 8.40% Conv.	24,000	609,840
Fleetwood Capital Trust 6.00% Conv. a	70,000	3,727,500
Merrill Lynch & Co. 6.75% Conv.	115,000	4,283,060
PNM Resources 6.75% Conv.	35,000	1,822,800
Reinsurance Group of America 5.75% Conv.	94,000	5,499,000
Vornado Realty Trust Ser. A 6.50% Conv.	60,300	7,145,550
Vornado Realty Trust Ser. F 6.75%	200,000	4,940,000
Vornado Realty Trust Ser. G 6.625%	400,000	9,696,000

TOTAL PREFERRED STOCKS
(Cost $42,970,059)		46,484,641

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.6%
Amkor Technology 9.25%
Senior Note due 2/15/08	$ 1,000,000	940,000
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08	8,900,000	8,544,000
E*TRADE Financial 6.00%
Conv. Sub. Note due 2/1/07	2,500,000	2,525,000
Human Genome Sciences 5.00%
Conv. Sub. Note due 2/1/07	2,000,000	1,995,000
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	3,258,750
Level 3 Communications 9.125% d
Senior Note due 5/1/08	9,250,000	7,538,750
Level 3 Communications 10.50% d
Senior Note due 12/1/08	3,000,000	2,460,000
Level 3 Communications 6.00% d
Conv. Sub. Deb. due 9/15/09	5,000,000	2,650,000
Levi Strauss & Co. 12.25%
Senior Note due 12/15/12	1,000,000	1,105,000
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,088,000	1,055,360

TOTAL CORPORATE BONDS
(Cost $28,298,951)		32,071,860

GOVERNMENT BONDS - 2.0%
(Principal Amount shown in Canadian dollars.)
Canada 3.25%, due 12/1/06	24,000,000	20,643,716
Canada 4.50%, due 9/1/07	24,000,000	21,093,161
Canada 4.25%, due 9/1/08	24,000,000	21,114,632
Canada 5.50%, due 6/1/09	24,000,000	22,053,162
Canada 5.50%, due 6/1/10	24,000,000	22,312,671

TOTAL GOVERNMENT BONDS
(Cost $95,680,693)		107,217,342

U.S. TREASURY OBLIGATIONS - 3.6%
U.S. Treasury Notes
5.625%, due 2/15/06	100,000,000	100,628,900
3.25%, due 8/15/08	100,000,000	97,476,600

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $200,739,481)		198,105,500

REPURCHASE AGREEMENT - 8.8%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $480,111,995 (collateralized by obligations of various U.S. Government Agencies, valued at $491,983,787) (Cost $479,980,000)		479,980,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.4%
U.S. Treasury Bonds
5.50%-8.00% due 11/15/21-8/15/28		2,368,646
U.S. Treasury Notes
3.00%-5.75% due 11/15/05-7/15/12		17,052,065
U.S. Treasury Strip-Principal
6.125%-8.750% due 8/15/20-11/15/27		2,599,376

(Cost $22,020,087)		22,020,087

TOTAL INVESTMENTS - 99.9%
(Cost $4,388,450,172)		5,445,845,231

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		580,655

NET ASSETS - 100.0%		$5,446,425,886

SCHEDULES OF INVESTMENTS
ROYCE TRUSTSHARES FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 88.9%

Consumer Products - 2.9%
Apparel and Shoes - 1.5%
Delta Apparel	33,400	$477,954
Polo Ralph Lauren Cl. A	8,300	417,490

		895,444

Collectibles - 0.9%
Action Performance Companies a	40,100	501,250

Other Consumer Products - 0.5%
Dorel Industries Cl. B a	11,000	294,690

Total		1,691,384

Consumer Services - 3.8%
Retail Stores - 2.0%
Cost Plus a	20,000	363,000
Hot Topic a	29,600	454,656
Kirkland’s a	43,300	329,513

		1,147,169

Other Consumer Services - 1.8%
Coinstar a	21,000	388,710
MoneyGram International	31,100	675,181

		1,063,891

Total		2,211,060

Financial Intermediaries - 0.8%
Securities Brokers - 0.8%
E*TRADE Financial a	24,600	432,960

Total		432,960

Financial Services - 15.3%
Information and Processing - 3.0%
Advent Software a	15,000	404,100
eFunds Corporation a	29,900	563,017
SEI Investments	20,000	751,600

		1,718,717

Insurance Brokers - 2.6%
Brown & Brown	20,000	993,800
Gallagher (Arthur J.) & Company	18,000	518,580

		1,512,380

Investment Management - 7.8%
Alliance Capital Management Holding L.P.	55,000	2,631,750
Federated Investors Cl. B	25,000	830,750
Nuveen Investments Cl. A	25,800	1,016,262

		4,478,762

Other Financial Services - 1.9%
Morningstar a	33,900	1,084,800

Total		8,794,659

Health - 6.1%
Commercial Services - 1.9%
Dendrite International a	21,000	421,890
First Consulting Group a	117,700	682,660

		1,104,550

Drugs and Biotech - 2.0%
Hi-Tech Pharmacal a	6,000	180,480
Par Pharmaceutical Companies a	15,000	399,300
Perrigo Company	40,400	578,124

		1,157,904

Health Services - 0.6%
On Assignment a	44,000	376,200

Medical Products and Devices - 0.7%
Arrow International	13,500	380,700

Personal Care - 0.9%
Helen of Troy a	25,000	516,000

Total		3,535,354

Industrial Products - 15.3%
Automotive - 0.6%
Adesa	15,000	331,500

Building Systems and Components - 0.7%
Craftmade International	24,000	431,280

Machinery - 5.1%
Alamo Group	15,300	303,246
Hurco Companies a	24,939	407,753
Lincoln Electric Holdings	28,900	1,138,660
Rofin-Sinar Technologies a	28,300	1,075,117

		2,924,776

Metal Fabrication and Distribution - 5.0%
Insteel Industries	37,400	571,846
NN	56,500	677,435
Oregon Steel Mills a	10,000	279,000
Roanoke Electric Steel	15,000	300,450
Schnitzer Steel Industries Cl. A	15,000	488,550
Universal Stainless & Alloy Products a	33,000	554,400

		2,871,681

Specialty Chemicals and Materials - 2.6%
Aceto Corporation	69,200	399,284
Greenbrier Companies (The)	8,000	265,920
MacDermid	23,400	614,484
OM Group a	11,000	221,430

		1,501,118

Other Industrial Products - 1.3%
Brady Corporation Cl. A	10,000	309,400
Raven Industries	15,000	438,750

		748,150

Total		8,808,505

Industrial Services - 8.6%
Commercial Services - 2.1%
Castle (A.M.) & Company a	20,000	350,000
MPS Group a	33,000	389,400
PDI a	29,000	443,990

		1,183,390

Engineering and Construction - 0.9%
Dycom Industries a	26,600	537,852

Industrial Distribution - 2.4%
Ritchie Bros. Auctioneers	31,000	1,363,690

Transportation and Logistics - 3.2%
Atlas Air Worldwide Holdings a	10,000	317,500
EGL a	13,000	352,950
UTI Worldwide	6,000	466,200
Universal Truckload Services a	37,400	694,892

		1,831,542

Total		4,916,474

Natural Resources - 4.0%
Energy Services - 3.1%
Input/Output a	110,000	877,800
Maverick Tube a	2,000	60,000
Universal Compression Holdings a	22,000	874,940

		1,812,740

Oil and Gas - 0.5%
Alon USA Energy a	11,000	265,650

Precious Metals and Mining - 0.4%
Hecla Mining Company a	50,000	219,000

Total		2,297,390

Technology - 27.1%
Aerospace and Defense - 0.5%
Armor Holdings a	7,000	301,070

Components and Systems - 7.6%
Checkpoint Systems a	10,000	237,200
Electro Scientific Industries a	5,900	131,924
Excel Technology a	29,000	745,010
Hutchinson Technology a	12,000	313,440
KEMET Corporation a	41,000	343,580
Lowrance Electronics	26,000	660,140
Richardson Electronics	56,100	424,116
SimpleTech a	99,500	492,525
Technitrol	42,800	655,696
Vishay Intertechnology a	30,000	358,500

		4,362,131

Distribution - 0.3%
Benchmark Electronics a	6,000	180,720

Internet Software and Services - 1.1%
eResearch Technology a	25,000	354,750
RSA Security a	21,000	266,910

		621,660

IT Services - 4.4%
BearingPoint a	25,000	189,750
Forrester Research a	30,000	624,600
Keane a	33,000	377,190
MAXIMUS	8,600	307,450
Perot Systems Cl. A a	50,000	707,500
Sapient Corporation a	54,800	342,500

		2,548,990

Semiconductors and Equipment - 5.7%
Advanced Energy Industries a	35,000	376,600
Cabot Microelectronics a	12,000	352,560
Cognex Corporation	28,500	856,995
Credence Systems a	60,000	478,800
CyberOptics Corporation a	18,900	263,277
Exar Corporation a	25,050	351,201
Sanmina-SCI Corporation a	90,000	386,100
Silicon Storage Technology a	43,000	231,340

		3,296,873

Software - 1.9%
Pegasystems a	105,800	633,742
Verity a	43,500	461,970

		1,095,712

Telecommunications - 5.6%
Comtech Group a	68,900	412,029
Inter-Tel	21,000	441,000
Intervoice a	48,300	435,183
Novatel Wireless a	19,500	282,165
Radyne ComStream a	27,900	296,019
Scientific-Atlanta	16,000	600,160
UTStarcom a	56,100	458,337
Yak Communications a	65,000	285,350

		3,210,243

Total		15,617,399

Miscellaneous - 5.0%
Total		2,859,985

TOTAL COMMON STOCKS
(Cost $43,433,131)		51,165,170

REPURCHASE AGREEMENT - 10.7%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $6,122,683 (collateralized by obligations of various U.S. Government Agencies, valued at $6,276,923) (Cost $6,121,000)		6,121,000

TOTAL INVESTMENTS - 99.6%
(Cost $49,554,131)		57,286,170

CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%		249,598

NET ASSETS - 100.0%		$57,535,768

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 92.8%

Consumer Products - 3.2%
Apparel and Shoes - 0.9%
Hartmarx Corporation a,d	252,100	$1,651,255
Kellwood Company	321,500	8,310,775
Warnaco Group (The) a	326,700	7,157,997

		17,120,027

Collectibles - 0.2%
Topps Company (The)	412,400	3,385,804

Home Furnishing and Appliances - 1.2%
American Technology a,d	171,800	876,180
Bassett Furniture Industries	221,700	4,128,054
Furniture Brands International	512,400	9,238,572
La-Z-Boy	697,100	9,194,749

		23,437,555

Publishing - 0.5%
Scholastic Corporation a,d	273,400	10,104,864

Other Consumer Products - 0.4%
Cross (A. T.) Company Cl. A a	332,400	1,592,196
Universal Electronics a,d	332,600	5,750,654

		7,342,850

Total		61,391,100

Consumer Services - 5.5%
Direct Marketing - 0.3%
Alloy a,d	1,070,600	5,181,704
Gaiam a	146,300	1,509,816

		6,691,520

Leisure and Entertainment - 0.6%
Orient-Express Hotels Cl. A	135,200	3,842,384
Steinway Musical Instruments a	304,100	8,013,035

		11,855,419

Media and Broadcasting - 0.6%
Cox Radio Cl. A a	601,100	9,136,720
Regent Communications a	305,700	1,607,982

		10,744,702

Restaurants and Lodgings - 0.6%
Landry’s Restaurants	261,500	7,661,950
Rubio’s Restaurants a,c	505,900	4,699,811

		12,361,761

Retail Stores - 3.1%
Bakers Footwear Group a,c,d	322,200	4,833,000
Casual Male Retail Group a	227,300	1,563,824
Charlotte Russe Holding a	221,499	2,950,367
Dillard’s Cl. A	436,100	9,105,768
Gander Mountain Company a,d	273,000	2,454,270
Linens ’n Things a,d	146,200	3,903,540
Party City a	250,100	4,231,692
REX Stores a,c	533,800	7,313,060
Tweeter Home Entertainment Group a,d	919,900	3,026,471
West Marine a,d	262,944	3,886,312
Wild Oats Markets a,d	888,300	11,423,538
Wilsons The Leather Experts a,d	715,500	4,364,550

		59,056,392

Other Consumer Services - 0.3%
Rent-Way a,d	789,900	5,426,613

Total		106,136,407

Financial Intermediaries - 2.9%
Banking - 1.2%
Banc Corporation (The) a	162,900	1,759,320
Community Capital Bancshares	77,800	949,160
NetBank	971,000	8,069,010
Pacific Mercantile Bancorp a,d	101,700	1,830,600
Texas Capital Bancshares a,d	309,300	6,541,695
UMB Financial	52,800	3,467,904

		22,617,689

Insurance - 1.5%
American Physicians Capital a	186,100	9,143,093
FBL Financial Group Cl. A	371,100	11,114,445
Horace Mann Educators	467,700	9,251,106

		29,508,644

Other Financial Intermediaries - 0.2%
Aether Systems a,d	1,145,500	3,917,610

Total		56,043,943

Financial Services - 0.5%
Other Financial Services - 0.5%
Advanta Corporation Cl. B	257,400	7,266,402
Metris Companies a	241,800	3,537,534

Total		10,803,936

Health - 3.1%
Drugs and Biotech - 1.1%
Cambrex Corporation	604,700	11,465,112
Par Pharmaceutical Companies a,d	345,400	9,194,548
Transgenomic a,d	746,272	746,272

		21,405,932

Health Services - 1.1%
Albany Molecular Research a,d	458,500	5,584,530
Cross Country Healthcare a	205,600	3,815,936
Medical Staffing Network Holdings a,d	759,400	4,457,678
QuadraMed a,d	881,300	1,603,966
Quovadx a,d	1,435,504	4,349,577
Tripos a	476,122	1,999,712

		21,811,399

Medical Products and Devices - 0.7%
Cardiac Science	304,494	3,264,180
Del Global Technologies a	211,085	517,158
Encore Medical a,d	700,100	3,290,470
New Brunswick Scientific a	358,374	2,189,665
Zoll Medical a	163,200	4,284,000

		13,545,473

Personal Care - 0.2%
Revlon Cl. A a,d	1,081,440	3,482,237

Total		60,245,041

Industrial Products - 27.7%
Automotive - 0.4%
Asbury Automotive Group a	119,500	2,035,085
Spartan Motors	574,100	6,240,467

		8,275,552

Building Systems and Components - 0.8%
Lennox International	396,400	10,865,324
Modtech Holdings a,d	509,301	4,950,406

		15,815,730

Construction Materials - 0.5%
Apogee Enterprises	583,000	9,969,300

Industrial Components - 5.6%
American Technical Ceramics a	334,800	3,632,580
Barnes Group	403,400	14,465,924
CTS Corporation	589,300	7,130,530
Crane Company	311,500	9,264,010
Deswell Industries	483,049	7,095,990
Fansteel a	52,600	63,120
Gerber Scientific a,c,d	1,408,200	11,040,288
GrafTech International a,d	1,321,700	7,176,831
Hawk Corporation Cl. A a,c	485,000	6,062,500
Ladish Company a	331,625	5,783,540
Lamson & Sessions Company a	505,700	9,264,424
Planar Systems a,d	657,286	5,402,891
Timken Company (The)	356,600	10,566,058
Zygo Corporation a	803,600	12,311,152

		109,259,838

Machinery - 6.5%
AGCO Corporation a	263,100	4,788,420
Baldwin Technology Company Cl. A a,c	780,300	3,363,093
Evans & Sutherland Computer a,c	607,825	3,622,637
FEI Company a,d	503,000	9,682,750
Flow International a	1,117,600	8,627,872
GSI Group a,d	1,172,500	12,252,625
Global Power Equipment Group a,d	830,400	5,920,752
Hurco Companies a,c,d	392,900	6,423,915
JLG Industries	75,700	2,769,863
Keithley Instruments	507,300	7,406,580
LeCroy Corporation a,d	530,400	7,876,440
Regal-Beloit	366,900	11,902,236
Robbins & Myers	502,800	11,302,944
TB Wood’s a,c	272,800	1,964,160
Terex Corporation a	217,500	10,751,025
Thermadyne Holdings a	424,400	5,733,644
UNOVA a,d	324,700	11,358,006

		125,746,962

Metal Fabrication and Distribution - 2.6%
Aleris International a	445,205	12,220,877
Foster (L.B.) Company Cl. A a	494,200	6,548,150
Haynes International a	203,300	4,879,200
NN	324,708	3,893,249
Oregon Steel Mills a,d	494,500	13,796,550
RTI International Metals a	204,200	8,035,270

		49,373,296

Paper and Packaging - 0.6%
Chesapeake Corporation	414,700	7,626,333
Graphic Packaging a,d	1,194,200	3,343,760

		10,970,093

Pumps, Valves and Bearings - 1.8%
Baldor Electric	404,100	10,243,935
CIRCOR International	476,600	13,082,670
Flowserve Corporation a,d	330,000	11,995,500

		35,322,105

Specialty Chemicals and Materials - 5.6%
Aceto Corporation	1,011,350	5,835,490
Calgon Carbon	836,500	6,608,350
Chemtura Corporation	286,400	3,557,088
H.B. Fuller Company	154,200	4,792,536
LESCO a	372,900	5,910,465
Lydall a	653,000	5,831,290
MacDermid	349,400	9,175,244
Material Sciences a	632,500	9,531,775
Mosaic Company (The) a,d	41,400	663,228
OM Group a	497,700	10,018,701
Park Electrochemical	533,300	14,212,445
Penford Corporation	345,600	4,620,672
PolyOne Corporation a,d	1,134,800	6,876,888
Quaker Chemical	324,500	5,639,810
Spartech Corporation	408,100	7,974,274
Terra Industries a,d	307,900	2,047,535
Titanium Metals a,d	121,590	4,810,101

		108,105,892

Textiles - 0.1%
Dixie Group a	111,966	1,784,738

Other Industrial Products - 3.2%
Cherokee International a	267,600	936,600
Interface Cl. A a,d	1,155,200	9,541,952
Maxwell Technologies a	597,000	8,429,640
McGrath RentCorp	627,500	17,777,075
Tredegar Corporation	619,900	8,064,899
Trinity Industries	406,400	16,455,136

		61,205,302

Total		535,828,808

Industrial Services - 6.8%
Advertising and Publishing - 0.9%
Harris Interactive a,d	953,000	4,069,310
Journal Register Company	446,100	7,217,898
ValueClick a,d	376,740	6,438,487

		17,725,695

Commercial Services - 2.2%
Anacomp Cl. A a	105,000	1,128,750
Carreker Corporation a	690,200	4,872,812
Kforce a,d	540,675	5,568,953
Rentrak Corporation a	305,800	2,905,100
Sparton Corporation	331,518	3,315,180
TRC Companies a,c	760,400	11,862,240
Volt Information Sciences a	447,700	9,097,264
Xanser Corporation a	1,414,300	4,384,330

		43,134,629

Engineering and Construction - 1.6%
Champion Enterprises a,d	747,700	11,051,006
Comfort Systems USA a	848,000	7,470,880
Fleetwood Enterprises a,d	377,800	4,646,940
Matrix Service Company a,c,d	882,500	7,104,125

		30,272,951

Food and Tobacco Processors - 0.1%
Galaxy Nutritional Foods a,d	780,300	1,256,283

Industrial Distribution - 0.1%
Rush Enterprises Cl. B a	163,000	2,446,630

Printing - 0.4%
Bowne & Co.	508,400	7,265,036

Transportation and Logistics - 1.4%
Atlas Air Worldwide Holdings a	414,800	13,169,900
Mesa Air Group a,d	833,200	6,873,900
Swift Transportation Company a,d	423,300	7,492,410

		27,536,210

Other Industrial Services - 0.1%
National Technical Systems a	327,700	1,628,669

Total		131,266,103

Natural Resources - 3.2%
Energy Services - 1.6%
Global Industries a,d	523,600	7,717,864
GulfMark Offshore a	210,900	6,805,743
Newpark Resources a,d	834,100	7,023,122
Universal Compression Holdings a	219,000	8,709,630

		30,256,359

Oil and Gas - 1.1%
Pioneer Drilling Company a	432,700	8,446,304
TODCO Cl. A a	309,200	12,896,732

		21,343,036

Precious Metals and Mining - 0.5%
Century Aluminum a,d	467,100	10,500,408

Total		62,099,803

Technology - 36.3%
Aerospace and Defense - 4.4%
AirTran Holdings a,d	593,000	7,507,380
BE Aerospace a	334,900	5,549,293
CPI Aerostructures a	193,700	1,931,189
Ducommun a	394,100	8,670,200
Esterline Technologies a,d	237,400	8,995,086
Fairchild Corporation (The) Cl. A a	431,100	1,000,152
GenCorp a	252,300	4,705,395
HEICO Corporation	269,500	6,252,400
Herley Industries a,d	381,300	7,103,619
Hexcel Corporation a	893,600	16,343,944
Kaman Corporation Cl. A	590,300	12,071,635
Teledyne Technologies a	152,500	5,256,675

		85,386,968

Components and Systems - 6.9%
Ampex Corporation Cl. A a,d	74,400	2,212,656
Analogic Corporation	255,900	12,899,919
Ault a,c	321,100	664,677
Belden CDT d	496,650	9,649,910
Celestica a,d	745,900	8,436,129
Cray a,d	929,500	855,140
Dot Hill Systems a,d	570,470	3,839,263
Hypercom Corporation a	786,800	5,129,936
InFocus Corporation a	1,440,800	4,970,760
Innovex a,d	622,000	2,643,500
Interlink Electronics a	640,000	3,443,200
Interphase Corporation a,c	398,800	1,814,540
Iomega Corporation a	1,566,600	4,715,466
KEMET Corporation a,d	943,200	7,904,016
Lantronix a,d	1,234,300	1,703,334
Maxtor Corporation a,d	924,500	4,067,800
Merix Corporation a	819,000	4,586,400
Nam Tai Electronics	406,100	10,327,123
OSI Systems a,d	484,400	7,653,520
Printronix c	331,681	5,190,808
SBS Technologies a,d	517,766	4,986,087
SCM Microsystems a,c,d	846,520	2,294,069
Sigmatron International a,c,d	239,500	2,191,305
Spectrum Control a,d	627,200	4,647,552
TTM Technologies a,d	676,800	4,839,120
Vishay Intertechnology a,d	976,800	11,672,760

		133,338,990

Distribution - 0.9%
Bell Industries a,c	442,900	1,182,543
Bell Microproducts a,d	605,600	6,074,168
Benchmark Electronics a	367,600	11,072,112

		18,328,823

Internet Software and Services - 1.8%
Digitas a	546,351	6,206,547
InfoSpace a,d	205,700	4,910,059
Interwoven a,d	496,000	4,052,320
Lionbridge Technologies a,d	751,310	5,071,343
1-800-Flowers.com a,d	834,100	5,847,041
Tumbleweed Communications a,d	458,500	1,948,625
Vignette Corporation a,d	411,198	6,542,160

		34,578,095

IT Services - 1.4%
CIBER a,d	893,623	6,639,619
Computer Horizons a,d	1,373,400	6,056,694
Computer Task Group a,c	1,176,100	4,351,570
Keane a	793,700	9,071,991
Technology Solutions a	715,900	322,155

		26,442,029

Semiconductors and Equipment - 9.4%
ADE Corporation a	422,700	9,502,296
Advanced Energy Industries a	465,100	5,004,476
Aixtron ADR a,b,d	672,713	2,293,951
Alliance Semiconductor a	900,200	2,646,588
ANADIGICS a,d	1,091,900	3,625,108
Brooks Automation a,d	574,300	7,655,419
California Micro Devices a	1,077,100	8,315,212
Cascade Microtech a,d	238,200	3,206,172
Credence Systems a,d	1,141,700	9,110,766
Cypress Semiconductor a,d	891,300	13,414,065
Electroglas a,d	1,038,127	3,508,869
FSI International a	700,000	2,947,000
Fairchild Semiconductor International Cl. A a	528,200	7,849,052
Integrated Silicon Solution a,d	824,800	6,928,320
Intevac a	283,575	2,923,658
MEMC Electronic Materials a,d	528,000	12,033,120
Mentor Graphics a,d	713,600	6,136,960
Nanometrics a,d	367,600	4,300,920
PLX Technology a,d	811,100	6,764,574
Pericom Semiconductor a,d	833,700	7,369,908
Sanmina-SCI Corporation a,d	768,500	3,296,865
Silicon Storage Technology a,d	664,000	3,572,320
Standard Microsystems a	370,600	11,084,646
Teradyne a,d	293,400	4,841,100
TriQuint Semiconductor a,d	1,173,100	4,129,312
Ultra Clean Holdings a,d	316,300	1,891,474
Varian Semiconductor Equipment Associates a,d	240,300	10,181,511
Veeco Instruments a,d	695,800	11,160,632
Vitesse Semiconducter a,d	1,063,200	1,998,816
White Electronic Designs a	804,600	4,103,460

		181,796,570

Software - 4.3%
Actel Corporation a,d	500,600	7,238,676
Aspen Technology a,d	1,009,400	6,308,750
Avid Technology a,d	261,212	10,814,177
Borland Software a,d	1,147,900	6,680,778
Epicor Software a,d	710,800	9,240,400
Evolving Systems a	236,100	458,034
Indus International a	961,700	2,567,739
MSC.Software a,d	627,100	9,795,302
Manugistics Group a,d	1,544,700	3,043,059
NetIQ Corporation a,d	618,700	7,572,888
Phase Forward a	411,600	4,498,788
Phoenix Technologies a,d	773,500	5,824,455
PLATO Learning a	364,130	2,771,029
QAD	800,900	6,639,461
Versant Corporation a	164,550	608,835

		84,062,371

Telecommunications - 7.2%
Andrew Corporation a,d	747,100	8,330,165
Arris Group a,d	589,100	6,986,726
C-COR.net a,d	1,202,000	8,113,500
Carrier Access a,d	719,566	3,972,004
Centillium Communications a	1,697,600	6,399,952
ClearOne Communications a	449,100	1,010,475
CommScope a,d	641,700	11,127,078
Covad Communications Group a,d	1,276,100	1,352,666
EMS Technologies a	545,446	8,928,951
EMCORE Corporation a,d	669,900	4,099,788
General Communication Cl. A a	558,600	5,530,140
Glenayre Technologies a,d	1,159,200	4,161,528
Globecomm Systems a,d	379,900	2,982,215
Harmonic a,d	398,800	2,321,016
Inter-Tel	454,500	9,544,500
Interland a	387,600	1,084,892
MetaSolv a	1,148,300	3,754,941
Network Equipment Technologies a,c	1,355,200	6,247,472
Powerwave Technologies a,d	896,700	11,648,133
Radyne ComStream a	612,600	6,499,686
Symmetricom a,d	1,017,700	7,876,998
Tollgrade Communications a	556,800	4,710,528
UTStarcom a,d	853,200	6,970,644
Westell Technologies Cl. A a	1,318,500	4,799,340

		138,453,338

Total		702,387,184

Miscellaneous - 3.6%
Total		70,611,666

TOTAL COMMON STOCKS
(Cost $1,502,667,540)		1,796,813,991

REPURCHASE AGREEMENT - 6.7%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $130,985,011 (collateralized by obligations of various U.S. Government Agencies, valued at $134,226,862) (Cost $130,949,000)		130,949,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 7.5%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (Cost $144,747,569)		144,747,569

TOTAL INVESTMENTS - 107.0%
(Cost $1,778,364,109)		2,072,510,560

LIABILITIES LESS CASH AND OTHER ASSETS - (7.0)%		(135,993,133)

NET ASSETS - 100.0%		$1,936,517,427

SCHEDULES OF INVESTMENTS ROYCE SPECIAL EQUITY FUND SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 92.0%

Consumer Products - 20.5%
Apparel and Shoes - 3.5%
Hampshire Group a,c	480,000	$11,328,000
K-Swiss Cl. A	400,000	11,828,000
Lakeland Industries a	217,500	3,845,400

		27,001,400

Food/Beverage/Tobacco - 5.4%
Lancaster Colony	640,000	27,520,000
National Beverage a	1,135,000	8,807,600
Ralcorp Holdings a	124,300	5,210,656

		41,538,256

Home Furnishing and Appliances - 10.1%
American Woodmark	560,000	18,816,000
Chromcraft Revington a,c	332,500	4,515,350
Ethan Allen Interiors	360,000	11,286,000
Flexsteel Industries c	330,000	4,956,600
Hooker Furniture	662,500	11,010,750
MITY Enterprises a	200,100	3,417,708
National Presto Industries c	538,000	23,031,780

		77,034,188

Sports and Recreation - 0.8%
Escalade	435,000	5,763,750

Other Consumer Products - 0.7%
Koss Corporation	170,000	2,943,465
Movado Group	140,200	2,624,544

		5,568,009

Total		156,905,603

Consumer Services - 14.7%
Leisure and Entertainment - 0.3%
Bowl America Cl. A	165,000	2,293,500

Restaurants and Lodgings - 3.7%
CEC Entertainment a	392,500	12,465,800
Frisch’s Restaurants c	312,600	7,552,416
Jack in the Box a	274,000	8,195,340

		28,213,556

Retail Stores - 10.7%
Arden Group Cl. A	114,960	8,651,890
BJ’s Wholesale Club a	470,000	13,066,000
Borders Group	1,066,600	23,646,522
Claire’s Stores	885,000	21,355,050
Deb Shops	475,000	10,326,500
Neiman Marcus Group (The) Cl. A	48,400	4,837,580

		81,883,542

Total		112,390,598

Financial Services - 2.0%
Insurance Brokers - 2.0%
Hilb Rogal & Hobbs Company	400,000	14,928,000

Total		14,928,000

Health - 6.2%
Commercial Services - 0.4%
Owens & Minor	110,000	3,228,500

Health Services - 1.0%
National Dentex a,c	348,000	7,168,800

Medical Products and Devices - 3.3%
Bio-Rad Laboratories Cl. A a	460,000	25,295,400

Personal Care - 1.5%
Regis	310,000	11,724,200

Total		47,416,900

Industrial Products - 29.7%
Automotive - 5.0%
Bandag Cl. A	616,000	22,859,760
R&B a	735,000	7,533,750
Strattec Security a	145,000	7,518,250

		37,911,760

Construction Materials - 0.7%
NCI Building Systems a	140,000	5,710,600

Industrial Components - 3.3%
Genlyte Group (The) a	285,000	13,702,800
Standex International	441,900	11,635,227

		25,338,027

Machinery - 8.5%
Briggs & Stratton	394,700	13,652,673
Cascade Corporation	498,000	24,252,600
Nordson Corporation	168,200	6,396,646
Rofin-Sinar Technologies a	542,500	20,609,575

		64,911,494

Metal Fabrication and Distribution - 0.7%
Quanex Corporation	83,200	5,509,504

Paper and Packaging - 0.5%
Schweitzer-Mauduit International	174,300	3,890,376

Specialty Chemicals and Materials - 8.9%
Carlisle Companies	117,200	7,450,404
Hawkins c	545,400	7,471,980
Lubrizol Corporation	530,000	22,964,900
MacDermid	351,100	9,219,886
Schulman (A.)	1,160,000	20,822,000

		67,929,170

Other Industrial Products - 2.1%
Met-Pro Corporation c	635,000	9,848,850
Superior Uniform Group c	500,000	6,450,000

		16,298,850

Total		227,499,781

Industrial Services - 17.0%
Commercial Services - 3.2%
Global Imaging Systems a	296,600	10,099,230
Watson Wyatt & Company Holdings	536,300	14,453,285

		24,552,515

Food and Tobacco Processors - 3.3%
Sanderson Farms	470,000	17,465,200
Universal	204,400	7,936,852

		25,402,052

Industrial Distribution - 2.4%
Lawson Products c	505,000	18,543,600

Printing - 6.4%
Banta Corporation	602,300	30,651,047
CSS Industries c	553,200	17,990,064

		48,641,111

Transportation and Logistics - 1.7%
Arkansas Best	380,000	13,250,600

Total		130,389,878

Technology - 1.4%
Components and Systems - 1.4%
Rimage Corporation a	227,700	6,072,759
Tektronix	168,200	4,243,686

Total		10,316,445

Miscellaneous - 0.5%
Total		4,070,320

TOTAL COMMON STOCKS
(Cost $569,082,951)		703,917,525

REPURCHASE AGREEMENT - 8.1%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $61,871,010 (collateralized by obligations of various U.S. Government Agencies, valued at $63,405,085) (Cost $61,854,000)		61,854,000

TOTAL INVESTMENTS - 100.1%
(Cost $630,936,951)		765,771,525

LIABILITES LESS CASH AND OTHER ASSETS - (0.1)%		(298,766)

NET ASSETS - 100.0%		$765,472,759

SCHEDULES OF INVESTMENTS ROYCE SELECT FUND I SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 81.0%

Consumer Products - 2.3%
Apparel and Shoes - 2.3%
Columbia Sportswear Company a	8,000	$371,200
Polo Ralph Lauren Cl. A	3,900	196,170

Total		567,370

Consumer Services - 6.3%
Direct Marketing - 1.2%
Sportsman’s Guide (The) a	11,200	305,760

Media and Broadcasting - 1.1%
Westwood One	13,500	268,515

Retail Stores - 0.2%
Hot Topic a	2,600	39,936

Other Consumer Services - 3.8%
Corinthian Colleges a	43,100	571,937
MoneyGram International	17,300	375,583

		947,520

Total		1,561,731

Financial Intermediaries - 3.5%
Insurance - 1.1%
Erie Indemnity Company Cl. A	5,000	263,750

Real Estate Investment Trusts - 1.0%
Captial Trust Cl. A	7,900	254,064

Securities Brokers - 1.4%
E*TRADE Financial a	20,100	353,760

Total		871,574

Financial Services - 17.3%
Information and Processing - 4.4%
eFunds Corporation a	25,000	470,750
SEI Investments	16,700	627,586

		1,098,336

Insurance Brokers - 2.8%
Brown & Brown	5,000	248,450
Gallagher (Arthur J.) & Company	15,000	432,150

		680,600

Investment Management - 6.7%
Alliance Capital Management Holding L.P.	21,900	1,047,915
Nuveen Investments Cl. A	15,800	622,362

		1,670,277

Other Financial Services - 3.4%
MarketAxess Holdings a	33,200	451,520
Morningstar a	12,500	400,000

		851,520

Total		4,300,733

Health - 2.7%
Commercial Services - 1.9%
Covance a	4,500	215,955
IDEXX Laboratories a	3,700	247,456

		463,411

Drugs and Biotech - 0.8%
Perrigo Company	15,000	214,650

Total		678,061

Industrial Products - 9.0%
Automotive - 3.2%
Adesa	20,900	461,890
LKQ Corporation a	11,100	335,220

		797,110

Machinery - 2.7%
GSI Group a	28,300	295,735
Lincoln Electric Holdings	9,500	374,300

		670,035

Metal Fabrication and Distribution - 1.4%
Metal Management	14,100	357,435

Specialty Chemicals and Materials - 1.7%
MacDermid	15,900	417,534

Total		2,242,114

Industrial Services - 11.8%
Commercial Services - 3.7%
Ceridian Corporation a	12,500	259,375
Collectors Universe a	23,100	293,370
MPS Group a	30,000	354,000

		906,745

Engineering and Construction - 1.0%
Palm Harbor Homes a	13,400	260,362

Industrial Distribution - 2.6%
Ritchie Bros. Auctioneers	14,800	651,052

Transportation and Logistics - 4.5%
Arkansas Best	9,000	313,830
EGL a	21,000	570,150
Universal Truckload Services a	12,000	222,960

		1,106,940

Total		2,925,099

Natural Resources - 2.8%
Energy Services - 1.1%
Helmerich & Payne	4,700	283,833

Oil and Gas - 1.7%
Penn Virginia	7,200	415,512

Total		699,345

Technology - 20.6%
Aerospace and Defense - 1.1%
HEICO Corporation Cl. A	14,800	263,440

Components and Systems - 7.9%
Electronics for Imaging a	9,200	211,048
Lowrance Electronics	14,780	375,264
Nam Tai Electronics	12,500	317,875
Plexus Corporation a	36,700	627,203
Technitrol	28,500	436,620

		1,968,010

Distribution - 1.0%
Benchmark Electronics a	8,700	262,044

Internet Software and Services - 2.5%
eResearch Technology a	27,200	385,968
RSA Security a	18,900	240,219

		626,187

IT Services - 3.8%
MAXIMUS	7,100	253,825
Perot Systems Cl. A a	17,300	244,795
Sapient Corporation a	32,900	205,625
Syntel	12,600	245,574

		949,819

Semiconductors and Equipment - 1.9%
Cognex Corporation	15,600	469,092

Telecommunications - 2.4%
ADTRAN	8,500	267,750
Foundry Networks a	25,000	317,500

		585,250

Total		5,123,842

Miscellaneous - 4.7%
Total		1,151,190

TOTAL COMMON STOCKS
(Cost $15,750,571)		20,121,059

REPURCHASE AGREEMENT - 17.2%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $4,265,173 (collateralized by obligations of various U.S. Government Agencies, valued at $4,373,022)
(Cost $4,264,000)		4,264,000

TOTAL INVESTMENTS - 98.2%
(Cost $20,014,571)		24,385,059

CASH AND OTHER ASSETS LESS LIABILITIES - 1.8%		453,671

NET ASSETS - 100.0%		$24,838,730

SCHEDULES OF INVESTMENTS ROYCE VALUE FUND SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 85.2%

Consumer Products - 15.2%
Apparel and Shoes - 7.8%
Kenneth Cole Productions Cl. A	46,000	$1,255,340
Columbia Sportswear Company a	40,500	1,879,200
K-Swiss Cl. A	29,300	866,401
Polo Ralph Lauren Cl. A	35,200	1,770,560
Timberland Company Cl. A a	25,300	854,634

		6,626,135

Home Furnishing and Appliances - 2.1%
Ethan Allen Interiors	57,100	1,790,085

Sports and Recreation - 3.2%
Thor Industries	41,800	1,421,200
Winnebago Industries	43,500	1,260,195

		2,681,395

Other Consumer Products - 2.1%
Blyth	2,700	60,183
Fossil a	45,400	825,826
RC2 Corporation a	25,600	864,256

		1,750,265

Total		12,847,880

Consumer Services - 10.0%
Direct Marketing - 2.9%
Nu Skin Enterprises Cl. A	127,700	2,432,685

Restaurants and Lodgings - 2.3%
CEC Entertainment a	28,200	895,632
Ruby Tuesday	47,200	1,027,072

		1,922,704

Retail Stores - 3.7%
Buckle (The)	24,600	835,662
Claire’s Stores	38,600	931,418
Pier 1 Imports	92,000	1,036,840
Talbots	12,900	385,968

		3,189,888

Other Consumer Services - 1.1%
Corinthian Colleges a	70,800	939,516

Total		8,484,793

Financial Intermediaries - 8.3%
Insurance - 6.6%
Alleghany Corporation a	3,468	1,061,208
AmerUs Group	27,700	1,589,149
Aspen Insurance Holdings	29,600	874,680
Assured Guaranty	43,400	1,038,562
Endurance Specialty Holdings	19,500	665,145
Wesco Financial	1,150	393,415

		5,622,159

Other Financial Intermediaries - 1.7%
TSX Group	40,000	1,387,011

Total		7,009,170

Financial Services - 4.1%
Information and Processing - 1.4%
eFunds Corporation a	63,900	1,203,237

Investment Management - 2.7%
Eaton Vance	39,400	977,908
Federated Investors Cl. B	29,900	993,577
GAMCO Investors Cl. A	6,800	311,780

		2,283,265

Total		3,486,502

Health - 4.0%
Drugs and Biotech - 3.5%
Elan Corporation ADR a,b	132,800	1,176,608
Endo Pharmaceuticals Holdings a	32,000	853,440
Perrigo Company	65,000	930,150

		2,960,198

Health Services - 0.5%
AMERIGROUP Corporation a	24,100	460,792

Total		3,420,990

Industrial Products - 11.6%
Building Systems and Components - 1.7%
Simpson Manufacturing	37,600	1,471,664

Construction Materials - 0.9%
Florida Rock Industries	11,250	721,012

Machinery - 3.6%
Lincoln Electric Holdings	43,700	1,721,780
Rofin-Sinar Technologies a	35,800	1,360,042

		3,081,822

Metal Fabrication and Distribution - 5.4%
IPSCO	30,400	2,173,296
Metal Management	42,000	1,064,700
Reliance Steel & Aluminum	20,000	1,058,600
Schnitzer Steel Industries Cl. A	7,600	247,532

		4,544,128

Total		9,818,626

Industrial Services - 2.6%
Engineering and Construction - 1.5%
Dycom Industries a	63,200	1,277,904

Transportation and Logistics - 1.1%
Arkansas Best	26,600	927,542

Total		2,205,446

Natural Resources - 16.6%
Energy Services - 6.6%
Ensign Energy Services	58,500	1,993,781
Patterson-UTI Energy	34,900	1,259,192
Trican Well Service a	65,900	2,398,476

		5,651,449

Oil and Gas - 4.9%
Cimarex Energy a	26,500	1,201,245
St. Mary Land & Exploration Company	47,300	1,731,180
Unit Corporation a	22,100	1,221,688

		4,154,113

Precious Metals and Mining - 5.1%
Agnico-Eagle Mines	83,600	1,238,116
Glamis Gold a	33,900	749,190
Meridian Gold a	52,000	1,139,320
Pan American Silver a	66,300	1,170,858

		4,297,484

Total		14,103,046

Technology - 12.1%
Components and Systems - 2.0%
Tektronix	65,900	1,662,657

IT Services - 1.4%
MAXIMUS	34,300	1,226,225

Semiconductors and Equipment - 4.7%
Cabot Microelectronics a	15,400	452,452
Fairchild Semiconductor International Cl. A a	68,800	1,022,368
OmniVision Technologies a	97,700	1,232,974
Sigmatel a	63,500	1,285,240

		3,993,034

Software - 1.7%
ManTech International Cl. A a	24,400	644,404
Transaction Systems Architects Cl. A a	28,100	782,585

		1,426,989

Telecommunications - 2.3%
Foundry Networks a	151,100	1,918,970

Total		10,227,875

Miscellaneous - 0.7%
Total		644,464

TOTAL COMMON STOCKS
(Cost $62,517,596)		72,248,792

REPURCHASE AGREEMENT - 14.7%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $12,460,426 (collateralized by obligations of various U.S. Government Agencies, valued at $12,772,001)
(Cost $12,457,000)		12,457,000

TOTAL INVESTMENTS - 99.9%
(Cost $74,974,596)		84,705,792

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		8,321

NET ASSETS - 100.0%		$84,714,113

SCHEDULES OF INVESTMENTS ROYCE VALUE PLUS FUND SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 91.1%

Consumer Products - 6.8%
Apparel and Shoes - 1.6%
Kenneth Cole Productions Cl. A	35,000	$955,150
Polo Ralph Lauren Cl. A	57,000	2,867,100

		3,822,250

Home Furnishing and Appliances - 1.0%
Select Comfort a	117,700	2,351,646

Sports and Recreation - 3.3%
Oakley	153,000	2,653,020
Thor Industries	77,700	2,641,800
Winnebago Industries	94,000	2,723,180

		8,018,000

Other Consumer Products - 0.9%
Fossil a	116,000	2,110,040

Total		16,301,936

Consumer Services - 1.6%
Direct Marketing - 1.6%
Nu Skin Enterprises Cl. A	208,600	3,973,830

Total		3,973,830

Financial Intermediaries - 2.8%
Insurance - 1.0%
AmerUs Group	43,000	2,466,910

Securities Brokers - 1.6%
Investment Technology Group a	128,100	3,791,760

Other Financial Intermediaries - 0.2%
TSX Group	17,000	589,480

Total		6,848,150

Financial Services - 4.8%
Information and Processing - 1.5%
eFunds Corporation a	196,900	3,707,627

Investment Management - 1.2%
Nuveen Investments Cl. A	70,000	2,757,300

Other Financial Services - 2.1%
MarketAxess Holdings a	218,900	2,977,040
Morningstar a	68,000	2,176,000

		5,153,040

Total		11,617,967

Health - 13.0%
Commercial Services - 2.5%
Dendrite International a	145,000	2,913,050
ICON ADR a,b	63,600	3,180,000

		6,093,050

Drugs and Biotech - 8.2%
Draxis Health a	425,000	1,963,500
Elan Corporation ADR a,b	435,000	3,854,100
Endo Pharmaceuticals Holdings a	94,000	2,506,980
Lexicon Genetics a	192,500	766,150
Myriad Genetics a	116,000	2,535,760
Orchid Cellmark a	387,800	3,296,300
Perrigo Company	191,400	2,738,934
Zila a	610,600	2,130,994

		19,792,718

Medical Products and Devices - 2.3%
Caliper Life Sciences a	435,300	3,060,159
Possis Medical a	218,600	2,395,856

		5,456,015

Total		31,341,783

Industrial Products - 15.6%
Automotive - 1.5%
Adesa	166,800	3,686,280

Building Systems and Components - 2.0%
AZZ a	50,200	1,031,610
Drew Industries a	146,200	3,773,422

		4,805,032

Machinery - 3.6%
Lincoln Electric Holdings	78,000	3,073,200
Pason Systems	158,000	3,694,142
Rofin-Sinar Technologies a	50,000	1,899,500

		8,666,842

Metal Fabrication and Distribution - 7.9%
Harris Steel Group	170,000	3,582,796
IPSCO	83,000	5,933,670
Metal Management	139,100	3,526,185
Schnitzer Steel Industries Cl. A	186,000	6,058,020

		19,100,671

Other Industrial Products - 0.6%
Color Kinetics a	92,000	1,380,000

Total		37,638,825

Industrial Services - 9.6%
Commercial Services - 4.1%
Ceridian Corporation a	147,000	3,050,250
Digital Theater Systems a	110,700	1,864,188
Exponent a	92,900	2,916,131
MPS Group a	166,400	1,963,520

		9,794,089

Engineering and Construction - 2.0%
Dycom Industries a	149,500	3,022,890
Insituform Technologies Cl. A a	102,000	1,763,580

		4,786,470

Food and Tobacco Processors - 0.8%
Omega Protein a	244,100	1,857,601

Industrial Distribution - 0.3%
Ritchie Bros. Auctioneers	14,000	615,860

Printing - 1.2%
Banta Corporation	59,000	3,002,510

Transportation and Logistics - 1.2%
Universal Truckload Services a	160,900	2,989,522

Total		23,046,052

Natural Resources - 14.7%
Energy Services - 7.3%
Ensign Energy Services	170,000	5,793,892
Input/Output a	389,100	3,105,018
Tesco Corporation a	193,200	3,039,036
Trican Well Service a	158,900	5,783,276

		17,721,222

Precious Metals and Mining - 7.4%
Glamis Gold a	186,000	4,110,600
Hecla Mining Company a	595,000	2,606,100
Meridian Gold a	144,900	3,174,759
Northern Orion Resources a	330,000	970,200
NovaGold Resources a	387,700	3,105,477
Silver Standard Resources a	185,000	2,534,500
Western Silver a	155,900	1,315,796

		17,817,432

Total		35,538,654

Technology - 17.8%
Components and Systems - 1.0%
Lowrance Electronics	92,000	2,335,880
Symbol Technologies	35	339

		2,336,219

Internet Software and Services - 2.8%
eResearch Technology a	197,900	2,808,201
RealNetworks a	700,000	3,997,000

		6,805,201

IT Services - 2.4%
Perot Systems Cl. A a	210,000	2,971,500
RADVision a	210,000	2,870,700

		5,842,200

Semiconductors and Equipment - 5.2%
ADE Corporation a	141,900	3,189,912
Advanced Energy Industries a	236,000	2,539,360
Cabot Microelectronics a	66,000	1,939,080
DSP Group a	68,000	1,744,880
Photronics a	157,300	3,051,620

		12,464,852

Software - 2.3%
Epicor Software a	153,500	1,995,500
SPSS a	150,000	3,600,000

		5,595,500

Telecommunications - 4.1%
Foundry Networks a	367,000	4,660,900
KVH Industries a	233,600	2,277,600
Novatel Wireless a	196,000	2,836,120

		9,774,620

Total		42,818,592

Miscellaneous - 4.4%
Total		10,492,328

TOTAL COMMON STOCKS
(Cost $186,792,495)		219,618,117

REPURCHASE AGREEMENT - 9.1%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $21,848,007 (collateralized by obligations of various U.S. Government Agencies, valued at $22,391,664)
(Cost $21,842,000)		21,842,000

TOTAL INVESTMENTS - 100.2%
(Cost $208,634,495)		241,460,117

LIABILITES LESS CASH AND OTHER ASSETS - (0.2)%		(511,615)

NET ASSETS - 100.0%		$240,948,502

SCHEDULES OF INVESTMENTS ROYCE TECHNOLOGY VALUE FUND SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 83.2%

Advertising and Publishing - 0.6%
Greenfield Online a	30,000	$163,200

Total		163,200

Commercial Services - 5.9%
Ceridian Corporation a	25,000	518,750
First Advantage Cl. A a	5,000	147,000
Hollywood Media a	120,000	506,400
TriZetto Group (The) a	40,000	564,800

Total		1,736,950

Components and Systems - 5.1%
Acacia Research-Acacia Technologies a	30,000	184,200
Digi International a	70,000	751,100
On Track Innovations a	20,000	256,600
TheStreet.com a	70,000	292,600

Total		1,484,500

Distribution - 0.6%
I-Sector Corporation a	40,000	192,000

Total		192,000

Internet Software and Services - 18.3%
Dynabazaar a	150,000	61,500
Jacada a	330,100	1,119,039
Online Resources a	60,000	634,800
Openwave Systems a	25,000	449,500
PFSweb a	250,000	392,500
Provide Commerce a	10,000	242,700
RealNetworks a	75,000	428,250
Register.com a	900	6,975
S1 Corporation a	85,000	332,350
Stellent a	100,000	857,000
SupportSoft a	100,000	504,000
WebMD Corporation a	30,000	332,400

Total		5,361,014

IT Services - 2.1%
PacificNet a	20,000	144,000
TechTeam Global a	40,000	483,200

Total		627,200

Leisure and Entertainment - 0.9%
TiVo a	50,000	274,500

Total		274,500

Other Financial Intermediaries - 1.6%
Electronic Clearing House a	50,000	462,500

Total		462,500

Software - 30.9%
Aladdin Knowledge Systems a	20,000	421,800
Aspen Technology a	120,000	750,000
@Road a	120,000	550,800
BindView Development a	200,000	700,000
Bottomline Technologies a	40,000	603,600
DataTRAK International a	14,300	160,303
Indus International a	250,000	667,500
Micromuse a	100,000	788,000
Mobius Management Systems a	70,000	367,500
Motive a	70,000	443,800
Open Text a	50,000	699,000
SCO Group (The) a	382,500	1,598,850
Ultimate Software Group a	30,000	552,600
Verity a	70,000	743,400

Total		9,047,153

Telecommunications - 17.1%
Broadwing Corporation a	50,000	249,500
Brooktrout a	45,000	583,650
GigaBeam a	30,000	226,500
GoRemote Internet Communications a	100,000	130,000
Harmonic a	110,000	640,200
iBasis a	200,000	492,000
Lightbridge a	30,000	242,400
NMS Communications a	110,000	407,000
PC-Tel a	50,000	470,000
Terayon Communication Systems a	190,000	741,000
UCN a	141,500	275,925
Westell Technologies Cl. A a	150,000	546,000

Total		5,004,175

Miscellaneous - 0.1%
Total		24,250

TOTAL COMMON STOCKS
(Cost $26,573,955)		24,377,442

REPURCHASE AGREEMENT - 13.3%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $3,894,071 (collateralized by obligations of various U.S. Government Agencies, valued at $3,992,523)
(Cost $3,893,000)		3,893,000

TOTAL INVESTMENTS - 96.5%
(Cost $30,466,955)		28,270,442

CASH AND OTHER ASSETS LESS LIABILITIES - 3.5%		1,026,783

NET ASSETS - 100.0%		$29,297,225

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 90.8%

Consumer Products - 4.0%
Apparel and Shoes - 1.6%
Kenneth Cole Productions Cl. A	4,000	$109,160
K-Swiss Cl. A	3,500	103,495

		212,655

Home Furnishing and Appliances - 0.3%
Ethan Allen Interiors	1,400	43,890

Sports and Recreation - 2.1%
Thor Industries	4,900	166,600
Winnebago Industries	3,900	112,983

		279,583

Total		536,128

Consumer Services - 7.1%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A	7,300	139,065

Restaurants and Lodgings - 0.4%
CBRL Group	1,500	50,490

Retail Stores - 4.8%
Big Lots a	6,000	65,940
Borders Group	8,400	186,228
Buckle (The)	3,100	105,307
Claire’s Stores	3,900	94,107
Dress Barn (The) a	3,800	86,488
Pier 1 Imports	9,300	104,811

		642,881

Other Consumer Services - 0.8%
MoneyGram International	5,100	110,721

Total		943,157

Financial Intermediaries - 2.8%
Insurance - 1.0%
AmerUs Group	2,300	131,951

Securities Brokers - 1.8%
E*TRADE Financial a	4,600	80,960
Investment Technology Group a	5,500	162,800

		243,760

Total		375,711

Financial Services - 11.8%
Information and Processing - 3.1%
eFunds Corporation a	5,200	97,916
Fair Isaac	3,500	156,800
SEI Investments	4,100	154,078

		408,794

Insurance Brokers - 0.6%
Hilb Rogal & Hobbs Company	2,100	78,372

Investment Management - 3.3%
Federated Investors Cl. B	4,900	162,827
GAMCO Cl. A	1,900	87,115
Nuveen Investments Cl. A	4,900	193,011

		442,953

Other Financial Services - 4.8%
International Securities Exchange Cl. A a	6,300	147,420
MarketAxess Holdings a	9,100	123,760
Morningstar a	6,000	192,000
Nasdaq Stock Market a	7,000	177,450

		640,630

Total		1,570,749

Health - 9.1%
Commercial Services - 1.3%
ICON ADR a,b	3,400	170,000

Drugs and Biotech - 4.0%
Elan Corporation ADR a,b	15,100	133,786
Endo Pharmaceuticals Holdings a	3,800	101,346
Orchid Cellmark a	16,100	136,850
Perrigo Company	11,300	161,703

		533,685

Health Services - 1.9%
On Assignment a	29,100	248,805

Medical Products and Devices - 1.9%
Invacare Corporation	1,700	70,839
Possis Medical a	10,600	116,176
Viasys Healthcare a	3,000	74,970

		261,985

Total		1,214,475

Industrial Products - 15.2%
Automotive - 2.3%
Adesa	8,400	185,640
Gentex Corporation	6,600	114,840

		300,480

Building Systems and Components - 2.2%
Drew Industries a	7,200	185,832
Teleflex	1,500	105,750

		291,582

Machinery - 5.1%
Briggs & Stratton	3,200	110,688
Lincoln Electric Holdings	4,000	157,600
Pason Systems	7,200	168,341
Rofin-Sinar Technologies a	3,300	125,367
Woodward Governor Company	1,400	119,070

		681,066

Metal Fabrication and Distribution - 0.3%
Kaydon Corporation	1,300	36,933

Pumps, Valves and Bearings - 1.0%
Franklin Electric	3,100	128,309

Specialty Chemicals and Materials - 1.1%
Balchem Corporation	2,250	61,988
MacDermid	3,400	89,284

		151,272

Other Industrial Products - 3.2%
Brady Corporation Cl. A	4,500	139,230
HNI Corporation	1,200	72,264
Raven Industries	4,100	119,925
Smith (A.O.) Corporation	3,300	94,050

		425,469

Total		2,015,111

Industrial Services - 11.2%
Commercial Services - 5.7%
Ceridian Corporation a	8,300	172,225
Copart a	5,400	128,898
Digital Theater Systems a	4,800	80,832
Kelly Services Cl. A	3,100	95,046
MPS Group a	15,000	177,000
Viad Corporation	3,500	95,725

		749,726

Industrial Distribution - 1.1%
Ritchie Bros. Auctioneers	3,400	149,566

Printing - 1.9%
Banta Corporation	2,700	137,403
Courier Corporation	3,075	115,005

		252,408

Transportation and Logistics - 2.5%
Alexander & Baldwin	1,100	58,564
Arkansas Best	2,900	101,123
Universal Truckload Services a	9,500	176,510

		336,197

Total		1,487,897

Natural Resources - 5.5%
Energy Services - 3.3%
Ensign Energy Services	3,600	122,694
Input/Output a	16,700	133,266
Trican Well Service a	4,800	174,699

		430,659

Oil and Gas - 2.2%
Cimarex Energy a	3,800	172,254
Holly Corporation	1,900	121,562

		293,816

Total		724,475

Technology - 19.7%
Aerospace and Defense - 0.8%
HEICO Corporation Cl. A	6,000	106,800

Components and Systems - 4.2%
American Power Conversion	3,200	82,880
Dionex Corporation a	1,400	75,950
Nam Tai Electronics	6,500	165,295
Technitrol	7,600	116,432
Tektronix	4,700	118,581

		559,138

Distribution - 1.2%
Benchmark Electronics a	5,200	156,624

Internet Software and Services - 1.9%
eResearch Technology a	10,300	146,157
RealNetworks a	18,500	105,635

		251,792

IT Services - 1.8%
Keane a	3,300	37,719
Perot Systems Cl. A a	9,100	128,765
Sapient Corporation a	11,100	69,375

		235,859

Semiconductors and Equipment - 3.7%
ADE Corporation a	6,700	150,616
Advanced Energy Industries a	12,700	136,652
Cabot Microelectronics a	3,700	108,706
Cognex Corporation	3,200	96,224

		492,198

Software - 2.8%
Pegasystems a	11,200	67,088
SPSS a	7,700	184,800
Verity a	11,600	123,192

		375,080

Telecommunications - 3.3%
Foundry Networks a	12,300	156,210
Novatel Wireless a	10,400	150,488
Scientific-Atlanta	3,600	135,036

		441,734

Total		2,619,225

Miscellaneous - 4.4%
Total		581,226

TOTAL COMMON STOCKS
(Cost $10,291,938)		12,068,154

REPURCHASE AGREEMENT - 9.8%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $1,301,358 (collateralized by obligations of various U.S. Government Agencies, valued at $1,338,375)
(Cost $1,301,000)		1,301,000

TOTAL INVESTMENTS - 100.6%
(Cost $11,592,938)		13,369,154

LIABILITIES LESS CASH AND OTHER ASSETS - (0.6)%		(78,657)

NET ASSETS - 100.0%		$13,290,497

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 89.9%

Consumer Products - 4.0%
Apparel and Shoes - 2.0%
Ashworth a	2,400	$16,392
Cutter & Buck	1,900	23,370
Haggar	1,100	31,273

		71,035

Home Furnishing and Appliances - 0.6%
National Presto Industries	500	21,405

Sports and Recreation - 0.8%
Aldila	1,100	26,675

Other Consumer Products - 0.6%
JAKKS Pacific a	1,200	19,476

Total		138,591

Consumer Services - 8.2%
Direct Marketing - 1.3%
Sportsman’s Guide (The) a	1,600	43,680

Leisure and Entertainment - 0.6%
4Kids Entertainment a	1,100	19,129

Media and Broadcasting - 0.5%
Nelson (Thomas)	1,000	18,760

Restaurants and Lodgings - 2.0%
Benihana Cl. A a	1,500	26,985
Checkers Drive-In Restaurants a	1,600	24,448
Sunterra Corporation a	1,500	19,695

		71,128

Retail Stores - 2.1%
Conn’s a	1,400	38,808
Deb Shops	800	17,392
Trans World Entertainment a	2,200	17,358

		73,558

Other Consumer Services - 1.7%
ACE Cash Express a	800	15,608
EZCORP Cl. A a	2,800	44,968

		60,576

Total		286,831

Financial Intermediaries - 12.8%
Banking - 4.5%
Capital Crossing Bank a	1,100	38,214
MFC Bancorp a	1,800	44,910
New Hampshire Thrift Bancshares	904	12,737
Provident Financial Holdings	711	19,944
Republic First Bancorp a	1,600	19,776
Taylor Capital Group	600	22,692

		158,273

Insurance - 6.4%
American Equity Investment Life Holding Company	2,000	22,700
American Safety Insurance Holdings a	1,500	25,860
Capital Title Group	3,250	24,050
Ceres Group a	3,600	20,268
Donegal Group Cl. A	1,200	26,040
FPIC Insurance Group a	800	28,792
Meadowbrook Insurance Group a	4,100	22,960
Navigators Group a	700	26,124
Safety Insurance Group	700	24,913

		221,707

Securities Brokers - 1.9%
SWS Group	1,300	21,320
Stifel Financial a	1,266	45,449

		66,769

Total		446,749

Financial Services - 1.2%
Other Financial Services - 1.2%
Encore Capital Group a	1,300	23,192
Nicholas Financial	1,650	16,731

Total		39,923

Health - 19.1%
Drugs and Biotech - 3.8%
Draxis Health a	4,500	20,790
Hi-Tech Pharmacal a	800	24,064
Lifecore Biomedical a	1,900	22,971
Matrixx Initiatives a	2,800	39,816
Stratagene Corporation a	2,600	23,426

		131,067

Health Services - 3.2%
Amedisys a	700	27,300
Metropolitan Health Networks a	8,000	21,280
NovaMed a	3,700	25,310
PainCare Holdings a	5,200	19,500
RehabCare Group a	800	16,416

		109,806

Medical Products and Devices - 11.4%
Anika Therapeutics a	1,800	21,276
Atrion Corporation	300	19,500
Candela Corporation a	2,400	23,568
Cantel Medical a	1,400	29,456
Cardiac Science	1,698	18,203
Cholestech Corporation a	2,200	22,176
Cutera a	1,700	44,098
Kensey Nash a	800	24,528
Medical Action Industries a	1,400	24,024
Meridian Bioscience	2,300	47,610
Microtek Medical Holdings a	6,300	23,373
Schick Technologies a	1,100	28,930
Utah Medical Products	1,000	24,410
Vital Signs	500	23,045
Young Innovations	600	22,716

		396,913

Personal Care - 0.7%
CNS	1,000	26,070

Total		663,856

Industrial Products - 9.7%
Automotive - 0.8%
Noble International	1,100	26,576

Industrial Components - 2.2%
Deswell Industries	1,500	22,035
Gerber Scientific a	1,400	10,976
Zygo Corporation a	2,800	42,896

		75,907

Machinery - 1.3%
LeCroy Corporation a	1,200	17,820
Rofin-Sinar Technologies a	700	26,593

		44,413

Metal Fabrication and Distribution - 2.8%
Metal Management	1,000	25,350
Metals USA a	1,300	26,598
Novamerican Steel a	700	26,145
Roanoke Electric Steel	1,020	20,431

		98,524

Textiles - 0.5%
Hallwood Group a	300	19,200

Other Industrial Products - 2.1%
Eastern Company (The)	900	19,575
EnPro Industries a	1,200	40,428
Oil-Dri Corporation of America	700	12,180

		72,183

Total		336,803

Industrial Services - 8.2%
Commercial Services - 3.6%
Barrett Business Services a	1,866	42,638
Exponent a	700	21,973
Gevity HR	1,600	43,584
Innodata Isogen a	3,400	8,704
Stantec	282	8,736

		125,635

Engineering and Construction - 1.4%
Baker (Michael) a	1,800	46,890

Food and Tobacco Processors - 0.8%
M&F Worldwide a	1,700	26,435

Printing - 0.6%
CSS Industries	681	22,146

Transportation and Logistics - 1.8%
Cronos Group (The)	2,000	24,400
MAIR Holdings a	2,800	16,324
Vitran Corporation Cl. A a	1,400	22,708

		63,432

Total		284,538

Natural Resources - 5.0%
Oil and Gas - 2.8%
Callon Petroleum a	2,000	41,860
Panhandle Royalty Company Cl. A	700	29,953
VAALCO Energy a	6,200	25,048

		96,861

Precious Metals and Mining - 1.5%
United States Lime & Minerals a	1,500	51,225

Real Estate - 0.7%
Bluegreen Corporation a	1,400	24,710

Total		172,796

Technology - 19.0%
Aerospace and Defense - 1.8%
Herley Industries a	1,300	24,219
Innovative Solutions and Support a	900	13,977
MTC Technologies a	800	25,584

		63,780

Components and Systems - 6.0%
Digi International a	2,100	22,533
Methode Electronics	1,900	21,888
Neoware Systems a	2,700	45,198
RadiSys Corporation a	1,500	29,100
Rimage Corporation a	1,500	40,005
SimpleTech a	5,700	28,215
Synaptics a	1,200	22,560

		209,499

Distribution - 0.7%
Agilysys	1,400	23,576

Internet Software and Services - 0.3%
Imergent a	2,050	11,419

IT Services - 2.5%
Covansys Corporation a	2,600	41,496
SI International a	900	27,873
TechTeam Global a	1,600	19,328

		88,697

Semiconductors and Equipment - 1.4%
CalAmp Corporation a	3,000	24,300
Catalyst Semiconductor a	4,600	23,000

		47,300

Software - 2.0%
InterVideo a	1,700	17,051
MRO Software a	1,600	26,944
MapInfo a	2,000	24,500

		68,495

Telecommunications - 4.3%
Anaren a	1,800	25,380
Communications Systems	2,100	23,625
Intervoice a	2,600	23,426
Intrado a	1,600	28,848
SpectraLink Corporation	2,100	26,775
TALK America Holdings a	2,300	21,689

		149,743

Total		662,509

Miscellaneous - 2.7%
Total		93,377

TOTAL COMMON STOCKS
(Cost $2,769,166)		3,125,973

REPURCHASE AGREEMENT - 10.4%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $362,100 (collateralized by obligations of various U.S. Government Agencies , valued at $373,500)
(Cost $362,000)		362,000

TOTAL INVESTMENTS - 100.3%
(Cost $3,131,166)		3,487,973

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(8,992)

NET ASSETS - 100.0%		$3,478,981

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2005 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 98.3%

Consumer Services - 1.4%
Other Consumer Services - 1.4%
MoneyGram International	1,000	$21,710

Total		21,710

Diversified Investment Companies - 0.6%
Closed-End Mutual Funds - 0.6%
Central Fund of Canada Cl. A	1,700	9,605

Total		9,605

Financial Intermediaries - 48.1%
Banking - 24.3%
Abigail Adams National Bancorp	1,100	17,050
Bancorp Rhode Island	500	18,335
Bank of Hawaii	200	9,844
Bank of NT Butterfield	1,000	45,000
Center Bancorp	1,260	15,070
Central Pacific Financial	1,000	35,180
Commercial National Financial	1,100	20,680
HopFed Bancorp	600	9,468
International Bancshares	625	18,563
MAF Bancorp	700	28,700
Mercantile Bankshares	200	10,776
Partners Trust Financial Group	1,000	11,520
Peapack-Gladstone Financial	1,210	33,202
Provident Financial Services	600	10,560
Severn Bancorp	800	14,560
Susquehanna Bancshares	400	9,616
Timberland Bancorp	500	11,600
Umpqua Holdings	400	9,728
Whitney Holding	1,400	37,856
Wilmington Trust	300	10,935

		378,243

Insurance - 16.7%
Alleghany Corporation a	102	31,212
American National Insurance	200	23,824
Argonaut Group a	800	21,608
Aspen Insurance Holdings	1,400	41,370
Baldwin & Lyons Cl. B	1,500	37,545
CNA Surety a	500	7,110
Erie Indemnity Company Cl. A	200	10,550
Infinity Property & Casualty	700	24,563
Montpelier Re Holdings	300	7,455
Ohio Casualty	500	13,560
RLI	300	13,878
Transatlantic Holdings	500	28,500

		261,175

Real Estate Investment Trusts - 1.9%
Captial Trust Cl. A	600	19,296
Gladstone Commercial	600	10,020

		29,316

Securities Brokers - 5.2%
E*TRADE Financial a	1,100	19,360
First Albany	2,000	13,000
Friedman, Billings, Ramsey Group Cl. A	1,300	13,247
Knight Capital Group Cl. A a	800	6,648
Piper Jaffray Companies a	100	2,986
Sanders Morris Harris Group	500	8,175
Stifel Financial a	500	17,950

		81,366

Total		750,100

Financial Services - 46.0%
Information and Processing - 8.3%
Advent Software a	500	13,470
Fair Isaac	1,500	67,200
Interactive Data	500	11,325
SEI Investments	1,000	37,580

		129,575

Insurance Brokers - 5.0%
Brown & Brown	1,000	49,690
Gallagher (Arthur J.) & Company	300	8,643
Hilb Rogal & Hobbs Company	500	18,660

		76,993

Investment Management - 26.5%
Alliance Capital Management Holding L.P.	1,600	76,560
Apollo Investment	1,545	30,591
Epoch Holding a	11,700	58,500
Federated Investors Cl. B	1,400	46,522
IGM Financial	200	7,355
International Assets Holding a	1,000	8,200
MCG Capital	1,000	16,870
MVC Capital	2,000	23,600
Nuveen Investments Cl. A	1,700	66,963
T. Rowe Price Group	700	45,710
U.S. Global Investors Cl. A a	5,000	32,750

		413,621

Other Financial Services - 6.2%
CharterMac	500	10,250
Credit Acceptance a	1,100	15,620
Morningstar a	1,500	48,000
Municipal Mortgage & Equity	400	9,988
World Acceptance a	500	12,705

		96,563

Total		716,752

Industrial Services - 2.2%
Commercial Services - 2.2%
Viad Corporation	250	6,837
Watson Wyatt & Company Holdings	1,000	26,950

Total		33,787

TOTAL COMMON STOCKS
(Cost $1,341,963)		1,531,954

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $27,007 (collateralized by obligations of various U.S. Government Agencies, valued at $31,125)
(Cost $27,000)		27,000

TOTAL INVESTMENTS - 100.1%
(Cost $1,368,963)		1,558,954

LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(125)

NET ASSETS - 100.0%		$1,558,829

SCHEDULES OF INVESTMENTS ROYCE DIVIDEND VALUE FUND SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 86.4%

Consumer Products - 3.5%
Apparel and Shoes - 1.4%
K-Swiss Cl. A	700	$20,699
Polo Ralph Lauren Cl. A	500	25,150

		45,849

Collectibles - 0.5%
Action Performance Companies a	1,500	18,750

Home Furnishing and Appliances - 1.6%
Ethan Allen Interiors	700	21,945
Furniture Brands International	800	14,424
Natuzzi ADR b	2,000	16,460

		52,829

Total		117,428

Consumer Services - 7.8%
Leisure and Entertainment - 2.6%
Carmike Cinemas	3,100	71,114
Regal Entertainment Group Cl. A	800	16,032

		87,146

Restaurants and Lodgings - 0.3%
CBRL Group	300	10,098

Retail Stores - 3.6%
Borders Group	1,400	31,038
Claire’s Stores	1,900	45,847
Dress Barn (The) a	600	13,656
Pier 1 Imports	1,800	20,286
Talbots	400	11,968

		122,795

Other Consumer Services - 1.3%
MoneyGram International	2,000	43,420

Total		263,459

Financial Intermediaries - 14.0%
Banking - 8.3%
Arrow Financial	515	13,967
BOK Financial	600	28,902
Bank of NT Butterfield	500	22,500
Boston Private Financial Holdings	1,300	34,502
Canadian Western Bank	1,200	38,565
Fauquier Bankshares	900	23,400
Peapack-Gladstone Financial	1,000	27,440
Whitney Holding	3,300	89,232

		278,508

Insurance - 2.4%
Alleghany Corporation a	102	31,212
Erie Indemnity Company Cl. A	400	21,100
Transatlantic Holdings	500	28,500

		80,812

Real Estate Investment Trusts - 2.8%
Captial Trust Cl. A	2,300	73,968
Gladstone Commercial	1,200	20,040

		94,008

Securities Brokers - 0.5%
Friedman, Billings, Ramsey Group Cl. A	1,700	17,323

Total		470,651

Financial Services - 24.0%
Information and Processing - 4.1%
Fair Isaac	1,000	44,800
SEI Investments	2,500	93,950

		138,750

Insurance Brokers - 6.9%
Aon Corporation	1,000	32,080
Brown & Brown	1,200	59,628
Gallagher (Arthur J.) & Company	3,300	95,073
Hilb Rogal & Hobbs Company	1,200	44,784

		231,565

Investment Management - 13.0%
Alliance Capital Management Holding L.P.	3,200	153,120
Apollo Investment	1,030	20,394
Federated Investors Cl. B	2,500	83,075
GAMCO Investors Cl. A	500	22,925
MCG Capital	1,000	16,870
MVC Capital	1,500	17,700
Nuveen Investments Cl. A	1,500	59,085
T. Rowe Price Group	1,000	65,300

		438,469

Total		808,784

Health - 1.1%
Medical Products and Devices - 1.1%
Applera Corporation- Applied Biosystems Group	800	18,592
Arrow International	600	16,920

Total		35,512

Industrial Products - 13.7%
Automotive - 2.4%
Adesa	2,300	50,830
CLARCOR	1,000	28,720

		79,550

Machinery - 4.7%
Briggs & Stratton	800	27,672
Lincoln Electric Holdings	1,600	63,040
Nordson Corporation	800	30,424
Stewart & Stevenson Services	1,500	35,775

		156,911

Pumps, Valves and Bearings - 1.8%
Franklin Electric	1,500	62,085

Specialty Chemicals and Materials - 2.1%
Balchem Corporation	750	20,662
MacDermid	1,300	34,138
Quaker Chemical	1,000	17,380

		72,180

Other Industrial Products - 2.7%
Brady Corporation Cl. A	1,000	30,940
Quixote Corporation	2,000	42,780
Smith (A.O.) Corporation	600	17,100

		90,820

Total		461,546

Industrial Services - 3.8%
Commercial Services - 1.7%
ALLETE	600	27,486
Central Parking	600	8,970
Kelly Services Cl. A	500	15,330
Viad Corporation	250	6,838

		58,624

Transportation and Logistics - 0.9%
Alexander & Baldwin	600	31,944

Other Industrial Services - 1.2%
Landauer	800	39,200

Total		129,768

Technology - 15.5%
Aerospace and Defense - 1.8%
HEICO Corporation Cl. A	3,500	62,300

Components and Systems - 9.1%
AVX Corporation	2,000	25,480
American Power Conversion	1,000	25,900
Analogic Corporation	700	35,287
Dionex Corporation a	1,000	54,250
Lowrance Electronics	1,500	38,085
Nam Tai Electronics	1,700	43,231
Technitrol	3,300	50,556
Tektronix	1,400	35,322

		308,111

IT Services - 0.7%
Syntel	1,200	23,388

Semiconductors and Equipment - 1.1%
Cognex Corporation	1,200	36,084

Telecommunications - 2.8%
North Pittsburgh Systems	1,500	30,615
Scientific-Atlanta	1,700	63,767

		94,382

Total		524,265

Utilities - 1.7%
Aqua America	1,500	57,030

Total		57,030

Miscellaneous - 1.3%
Total		44,645

TOTAL COMMON STOCKS
(Cost $2,683,349)		2,913,088

PREFERRED STOCKS - 1.3%
Central Parking Finance Trust 5.25% Conv.	1,000	20,000
First Union Real Estate Equity & Mortgage Investments Ser. A 8.40% Conv.	1,000	25,410

TOTAL PREFERRED STOCKS
(Cost $44,083)		45,410

CORPORATE BONDS - 2.8%
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08	100,000	96,000

TOTAL CORPORATE BONDS
(Cost $84,450)		96,000

REPURCHASE AGREEMENT - 9.4%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $316,087 (collateralized by obligations of various U.S. Government Agencies, valued at $328,098)
(Cost $316,000)		316,000

TOTAL INVESTMENTS - 99.9%
(Cost $3,127,882)		3,370,498

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		588

NET ASSETS - 100.0%		$3,371,086

SCHEDULES OF INVESTMENTS ROYCE SELECT FUND II SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 81.9%

Consumer Services - 7.3%
Retail Stores - 7.3%
Cost Plus a	600	$10,890
Factory Card & Party Outlet a	1,400	10,150
Hot Topic a	900	13,824
Kirkland’s a	1,400	10,654
Pacific Sunwear of California a	400	8,576

Total		54,094

Health - 9.6%
Commercial Services - 3.0%
Dendrite International a	600	12,054
ICON ADR a,b	200	10,000

		22,054

Drugs and Biotech - 1.8%
Par Pharmaceutical Companies a	500	13,310

Health Services - 3.1%
Bioanalytical Systems a	1,400	7,350
Mediware Information Systems a	1,100	8,756
On Assignment a	800	6,840

		22,946

Personal Care - 1.7%
Helen of Troy a	600	12,384

Total		70,694

Industrial Products - 14.0%
Building Systems and Components - 1.7%
Craftmade International	700	12,579

Industrial Components - 1.7%
PW Eagle a	1,600	12,320

Machinery - 1.8%
Hurco Companies a	800	13,080

Metal Fabrication and Distribution - 7.8%
Commercial Metals Company	300	10,122
Insteel Industries	1,000	15,290
NN	1,400	16,786
Universal Stainless & Alloy Products a	900	15,120

		57,318

Specialty Chemicals and Materials - 1.0%
Aceto Corporation	1,300	7,501

Total		102,798

Industrial Services - 11.0%
Commercial Services - 5.9%
Castle (A.M.) & Company a	900	15,750
PDI a	900	13,779
RCM Technologies a	1,300	7,813
Volt Information Sciences a	300	6,096

		43,438

Engineering and Construction - 5.1%
Dycom Industries a	700	14,154
Palm Harbor Homes a	1,200	23,316

		37,470

Total		80,908

Natural Resources - 0.8%
Oil and Gas - 0.8%
VAALCO Energy a	1,400	5,656

Total		5,656

Technology - 34.6%
Components and Systems - 12.3%
Brocade Communications Systems a	1,500	6,120
Checkpoint Systems a	400	9,488
Hutchinson Technology a	700	18,284
InFocus Corporation a	1,900	6,555
KEMET Corporation a	700	5,866
Performance Technologies a	1,600	11,440
SimpleTech a	1,700	8,415
Technitrol	1,000	15,320
VarsityBooks.com a	1,800	8,985

		90,473

IT Services - 0.8%
TechTeam Global a	500	6,040

Semiconductors and Equipment - 5.8%
Advanced Energy Industries a	1,100	11,836
Catalyst Semiconductor a	2,500	12,500
CyberOptics Corporation a	600	8,358
Sanmina-SCI Corporation a	2,300	9,867

		42,561

Software - 3.0%
BindView Development a	3,900	13,650
Smith Micro Software a	1,200	8,052

		21,702

Telecommunications - 12.7%
C-COR.net a	1,100	7,425
Channell Commercial a	600	5,670
China Techfaith Wireless Communication Technology a	1,100	10,395
Comtech Group a	2,000	11,960
Intervoice a	2,100	18,921
Novatel Wireless a	800	11,576
Symmetricom a	1,000	7,740
UTStarcom a	1,600	13,072
Yak Communications a	1,600	7,024

		93,783

Total		254,559

Miscellaneous - 4.6%
Total		34,315

TOTAL COMMON STOCKS
(Cost $591,956)		603,024

REPURCHASE AGREEMENT - 17.4%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $128,035 (collateralized by obligations of various U.S. Government Agencies, valued at $131,239)
(Cost $128,000)		128,000

TOTAL INVESTMENTS - 99.3%
(Cost $719,956)		731,024

CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%		5,218

NET ASSETS - 100.0%		$736,242

SCHEDULES OF INVESTMENTS ROYCE SELECT FUND III SEPTEMBER 30, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 81.7%

Consumer Products - 8.8%
Apparel and Shoes - 1.6%
Columbia Sportswear Company a	100	$4,640

Collectibles - 0.9%
Action Performance Companies a	200	2,500

Sports and Recreation - 5.5%
Thor Industries	200	6,800
Winnebago Industries	300	8,691

		15,491

Other Consumer Products - 0.8%
Blyth	100	2,229

Total		24,860

Consumer Services - 4.1%
Direct Marketing - 2.7%
Nu Skin Enterprises Cl. A	400	7,620

Other Consumer Services - 1.4%
Corinthian Colleges a	300	3,981

Total		11,601

Financial Services - 2.5%
Information and Processing - 1.3%
eFunds Corporation a	200	3,766

Investment Management - 1.2%
Federated Investors Cl. B	100	3,323

Total		7,089

Health - 9.4%
Drugs and Biotech - 6.4%
Elan Corporation ADR a,b	500	4,430
Endo Pharmaceuticals Holdings a	100	2,667
Lexicon Genetics a	800	3,184
Orchid Cellmark a	400	3,400
Perrigo Company	300	4,293

		17,974

Medical Products and Devices - 3.0%
Caliper Life Sciences a	600	4,218
Possis Medical a	400	4,384

		8,602

Total		26,576

Industrial Products - 23.5%
Building Systems and Components - 4.2%
Simpson Manufacturing	300	11,742

Industrial Components - 0.7%
Axsys Technologies a	100	1,961

Machinery - 3.0%
Lincoln Electric Holdings	100	3,940
Pason Systems	200	4,676

		8,616

Metal Fabrication and Distribution - 15.6%
Harris Steel Group	200	4,215
IPSCO	200	14,298
Metal Management	200	5,070
Reliance Steel & Aluminum	200	10,586
Schnitzer Steel Industries Cl. A	300	9,771

		43,940

Total		66,259

Industrial Services - 4.1%
Engineering and Construction - 2.8%
Dycom Industries a	200	4,044
Palm Harbor Homes a	200	3,886

		7,930

Transportation and Logistics - 1.3%
Arkansas Best	100	3,487

Total		11,417

Natural Resources - 20.6%
Energy Services - 4.1%
Tesco Corporation a	500	7,865
Trican Well Service a	100	3,640

		11,505

Oil and Gas - 2.0%
Unit Corporation a	100	5,528

Precious Metals and Mining - 14.5%
Agnico-Eagle Mines	500	7,405
Apex Silver Mines a	200	3,142
Gammon Lake Resources a	300	2,445
Glamis Gold a	300	6,630
Pan American Silver a	400	7,064
Randgold Resources a	300	4,716
Silver Standard Resources a	500	6,850
Western Silver a	300	2,532

		40,784

Total		57,817

Technology - 8.7%
Semiconductors and Equipment - 2.2%
MKS Instruments a	200	3,446
Staktek Holdings a	800	2,896

		6,342

Software - 4.2%
HPL Technologies a	7,100	1,775
iPass a	1,000	5,380
PLATO Learning a	600	4,566

		11,721

Telecommunications - 2.3%
Foundry Networks a	500	6,350

Total		24,413

TOTAL COMMON STOCKS
(Cost $207,443)		230,032

REPURCHASE AGREEMENT - 18.5%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $52,014 (collateralized by obligations of various U.S. Government Agencies, valued at $57,063)
(Cost $52,000)		52,000

TOTAL INVESTMENTS - 100.2%
(Cost $259,443)		282,032

LIABILITIES LESS CASH AND OTHER ASSETS - (0.2)%		(624)

NET ASSETS - 100.0%		$281,408

a	Non-income producing.
b	American Depository Receipt.
c	At September 30, 2005, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Affiliated Company	Shares 12/31/04	Market Value 12/31/04	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 9/30/05	Market Value 9/30/05

Pennsylvania Mutual Fund
CNS*	839,877	$10,540,456	$14,426	$8,957,810	$11,454,842	$92,446
Cutter & Buck	436,000	6,352,520	5,544,616	-	-	132,811	847,400	$10,423,020
Hi-Tech Pharmacal*	435,100	8,023,244	543,831	1,457,835	631,924	-
InterVideo	996,800	13,187,664	1,093,400	2,970,589	1,416,413	-	820,200	8,226,606
Neoware Systems*	1,259,823	11,727,692	49,260	8,636,139	4,967,553	-
Nu Horizons Electronics	1,218,134	9,720,709	887,721	-	-	-	1,344,234	9,732,254
Nutraceutical International	819,746	12,632,286	16,398	-	-	-	820,946	11,673,852
Pervasive Software	1,237,100	5,999,935	283,950	-	-	-	1,300,900	5,463,780
RemedyTemp Cl. A*	481,500	4,935,375	-	57,333	(7,422)	-
Rimage Corporation	570,996	9,170,196	-	-	-	-	570,996	15,228,463
SM&A	855,400	7,297,417	2,394,687	-	-	-	1,139,100	10,035,471
Strattec Security	202,740	12,695,579	1,169,776	-	-	-	225,340	11,683,879
U.S. Physical Therapy	910,600	14,041,452	731,392	-	-	-	957,975	17,396,826
Weyco Group	263,175	11,656,021	4,983,000	100,000	(3,079)	120,079	770,500	15,024,750
Zapata Corporation	126,200	7,559,380	-	-	-	-	1,009,600	7,218,640
		145,539,926			18,460,231	345,336		122,107,541
Royce Micro-Cap Fund
AirNet Systems*	517,700	1,806,773	-	2,188,389	17,362	-
Dawson Geophysical*	325,700	7,116,545	899,150	2,471,167	2,770,819	-
InPlay Technologies	835,200	1,979,424	-	160,679	(123,514)	-	821,800	1,555,257
Jaco Electronics	382,250	1,529,000	-	261,091	(87,593)	-	339,050	1,288,390
Key Technology	379,983	3,666,836	62,845	1,465,100	(197,600)	-	256,483	3,642,059
Metallica Resources	3,960,300	4,910,772	282,220	-	-	-	4,160,300	6,448,465
Peerless Manufacturing	156,400	2,267,800	-	-	-	-	156,400	2,650,980
		23,277,150			2,379,474	-		15,585,151
Royce Premier Fund
Arkansas Best	-	-	51,257,437	-	-	183,690	1,498,300	52,245,721
Cabot Microelectronics	1,263,800	50,615,190	21,335,691	-	-	-	1,981,300	58,210,594
Dycom Industries	1,558,300	47,559,316	22,314,974	-	-	-	2,578,300	52,133,226
EGL	1,724,200	51,536,338	19,581,608	-	-	-	2,693,600	73,131,240
Ensign Energy Services*	4,119,900	85,918,287	-	9,765,294	5,908,547	664,279
Lincoln Electric Holdings	2,054,497	70,962,326	22,534,741	-	-	1,488,922	2,769,597	109,122,122
Nu Skin Enterprises Cl. A	3,411,500	86,583,870	15,602,257	954,516	4,104	1,025,505	4,086,500	77,847,825
Ritchie Bros. Auctioneers	1,776,200	58,721,172	-	-	-	603,908	1,776,200	78,135,038
Schnitzer Steel Industries Cl. A	1,388,600	47,115,198	6,462,546	-	-	78,333	1,591,300	51,828,641
Simpson Manufacturing	2,408,400	84,053,160	10,346,020	1,645,573	9,957	381,760	2,713,400	106,202,476
Thor Industries	1,894,800	70,202,340	32,490,684	-	-	853,873	2,886,300	98,134,200
Trican Well Service	1,338,000	73,956,446	17,225,557	18,489,096	27,678,520	-	3,463,300	126,049,224
Viasys Healthcare	1,981,900	37,656,100	-	7,678,622	428,728	-	1,656,900	41,405,931
Winnebago Industries	1,914,500	74,780,370	24,482,198	-	-	505,735	2,696,400	78,114,708
Woodward Governor Company	640,604	45,873,652	-	-	-	512,483	640,604	54,483,370
		885,533,765			34,029,856	6,298,488		1,057,044,316
Royce Low-Priced Stock Fund
Arctic Cat	1,525,860	40,465,807	-	2,509,888	1,044,240	302,581	1,398,360	28,722,315
Bioveris Corporation	1,270,200	9,285,162	3,632,542	-	-	-	2,029,700	11,812,854
Bruker BioSciences	5,562,700	22,417,681	1,636,725	-	-	-	6,009,800	26,322,924
Cache	997,300	17,971,346	837,663	-	-	-	1,067,800	16,262,594
Callaway Golf*	4,144,200	55,946,700	-	26,825,942	(5,408,312)	701,589
CEVA	1,306,800	11,901,028	-	-	-	-	1,306,800	6,769,224
Cell Genesys	2,736,600	22,166,460	2,367,976	-	-	-	3,166,600	17,352,968
Color Kinetics	612,500	10,767,750	3,647,700	-	-	-	922,300	13,834,500
CoolBrands International*	3,681,600	27,908,064	-	42,872,642	(33,056,475)	-
CryptoLogic*	846,000	21,107,700	11,634,158	9,178,420	16,838,777	35,726
Discovery Partners International	1,885,200	8,954,700	-	-	-	-	1,885,200	6,070,344
ESS Technology	2,158,900	15,349,779	528,687	-	-	-	2,258,900	8,019,095
eFunds Corporation	3,718,800	89,288,388	449,650	8,484,021	1,510,338	-	3,259,700	61,380,151
Exar Corporation*	2,956,850	41,957,702	1,998,694	25,240,776	(3,048,514)	-
4Kids Entertainment	521,600	10,964,032	3,973,984	880,902	185,063	-	671,600	11,679,124
Forrester Research*	1,161,100	20,830,134	1,093,221	4,868,865	263,843	-
Gammon Lake Resources*	2,665,200	14,232,168	1,757,310	-	-	-
Harris Steel Group	77,000	1,289,627	27,261,334	-	-	285,922	1,669,300	35,180,946
Hecla Mining Company	11,741,500	68,452,945	-	-	-	-	11,741,500	51,427,770
Input/Output	6,652,900	58,811,636	-	2,636,551	(578,275)	-	6,393,500	51,020,130
Insituform Technologies Cl. A	2,544,900	57,692,883	1,465,699	961,988	71,329	-	2,594,900	44,865,821
Integral Systems	595,300	11,578,585	83,552	993,015	159,741	69,932	549,500	11,341,680
iPass	2,234,000	16,531,600	6,708,406	-	-	-	3,340,600	17,972,428
KVH Industries	1,254,100	12,290,180	-	729,164	(155,780)	-	1,202,200	11,721,450
Keith Companies*	656,200	11,411,318	-	7,207,416	6,441,859	-
Lexicon Genetics	4,033,800	31,282,119	-	-	-	-	4,033,800	16,054,524
Metal Management	1,160,500	31,182,635	17,257,657	-	-	388,208	1,908,700	48,385,545
Minefinders Corporation	2,174,300	14,915,698	-	-	-	-	2,174,300	10,610,584
Multimedia Games*	1,757,438	27,697,223	-	6,549,727	(2,490,334)	-
Natuzzi ADR	2,716,500	29,474,025	473,911	-	-	167,478	2,768,800	22,787,224
New Frontier Media*	1,159,500	9,182,081	-	4,966,987	(1,501,050)	-
Northern Orion Resources	8,582,600	24,975,366	688,025	289,330	(275)	-	8,732,600	25,673,844
Nu Skin Enterprises Cl. A*	3,523,900	89,436,582	-	7,517,047	2,680,040	904,167
Omega Protein	1,525,600	13,120,160	1,439,027	-	-	-	1,730,700	13,170,627
Orchid Cellmark	-	-	16,036,949	-	-	-	1,543,800	13,122,300
PC-Tel	1,358,600	10,773,698	-	-	-	-	1,358,600	12,770,840
PDI	-	-	15,885,605	1,081,131	(281,723)	-	791,500	12,117,865
Palm Harbor Homes	1,363,300	23,012,504	2,379,177	1,037,185	(129,774)	-	1,463,300	28,431,919
Pason Systems*	1,055,900	32,473,028	-	5,003,844	2,724,599	107,187
Perrigo Company*	4,126,800	71,269,836	5,085,163	6,229,030	(800,571)	507,624
Possis Medical	466,200	6,284,376	7,227,988	681,263	(154,635)	-	1,034,000	11,332,640
REMEC*	3,255,927	23,475,234	-	18,012,893	462,738	-
Select Comfort*	2,563,400	45,987,396	-	14,390,198	3,185,956	-
Semitool	1,771,233	16,437,042	-	-	-	-	1,771,233	14,081,302
Silver Standard Resources	3,251,700	39,306,550	1,185,935	-	-	-	3,351,700	45,918,290
Stride Rite*	2,363,100	26,395,827	-	13,012,636	4,702,076	263,207
Tesco Corporation	2,225,600	24,259,040	455,119	554,077	57,451	-	2,206,600	34,709,818
Thoratec Corporation*	3,811,200	39,712,704	-	29,524,054	2,368,995	-
Topps Company (The)	3,147,800	30,691,050	-	6,239,314	(1,028,968)	348,405	2,604,616	21,383,897
Total Energy Trust*	2,155,700	12,237,911	-	4,272,829	6,496,017	444,559
Transaction Systems Architects Cl. A	2,561,000	50,835,850	-	6,681,268	5,307,343	-	2,115,900	58,927,815
VIVUS	2,845,000	12,660,250	2,788,711	-	-	-	3,638,300	13,061,497
		1,416,651,560			5,865,719	4,526,585		834,296,849
Royce Total Return Fund
Abigail Adams National Bancorp*	199,100	3,844,621	727,568	3,803,009	107,391	80,325
Carmike Cinemas	-	-	19,780,044	-	-	138,985	691,600	15,865,304
Chase Corporation	164,800	2,620,320	2,168,731	-	-	-	319,800	4,614,714
Delta Apparel	204,400	4,956,700	4,916,326	822,016	(565)	73,962	718,775	10,285,670
Deswell Industries	476,700	11,783,547	2,954,978	291,340	3,391	382,033	887,866	13,042,752
EnergySouth	251,367	7,048,331	9,275,672	652,584	1,339	284,727	564,866	15,584,653
Fauquier Bankshares	172,900	4,365,725	2,036,751	-	-	102,985	251,200	6,531,200
Hardinge*	482,700	6,516,450	210,552	4,055,273	2,885,227	43,574
Landauer	411,800	18,819,260	4,610,069	2,899,833	89,456	585,778	449,000	22,001,000
Lufkin Industries*	329,377	13,144,777	3,830,748	11,029,621	14,433,454	119,955
Mueller (Paul) Company	112,700	3,393,059	112,000	-	-	202,860	116,700	3,150,900
Preformed Line Products Company	307,900	8,922,942	2,722,009	1,452,361	102,771	199,735	345,180	16,292,496
Quixote Corporation	442,900	9,004,157	404,522	-	-	79,722	461,900	9,880,041
Starrett (L.S.) Company Cl. A	318,000	6,550,800	454,755	-	-	95,400	343,400	6,287,654
Sun Hydraulics*	347,650	5,551,971	1,064,841	1,393,659	3,637,705	92,006
		106,522,660			21,260,169	2,482,047		123,536,384
Royce Opportunity Fund
Ault	321,100	960,089	-	-	-	-	321,100	664,677
Bakers Footwear Group	253,200	2,544,660	753,111	-	-	-	322,200	4,833,000
Baldwin Technology Company Cl. A	745,300	2,235,900	99,791	-	-	-	780,300	3,363,093
Bell Industries	434,100	1,415,166	19,484	-	-	-	442,900	1,182,543
Computer Horizons*	1,696,200	6,462,522	274,186	1,947,075	(490,413)	-
Computer Task Group	1,046,400	5,859,840	652,954	175,698	5,294	-	1,176,100	4,351,570
Evans & Sutherland Computer	540,125	3,764,671	360,994	-	-	-	607,825	3,622,637
Flow International*	831,000	2,484,690	1,809,618	-	-	-
Gerber Scientific	1,265,800	9,632,738	1,047,919	41,455	1,851	-	1,408,200	11,040,288
Hawk Corporation Cl. A	631,800	5,458,752	-	904,427	739,916	-	485,000	6,062,500
Hurco Companies	345,300	5,697,450	1,629,506	958,296	200,459	-	392,900	6,423,915
Interphase Corporation	370,800	3,122,136	183,072	-	-	-	398,800	1,814,540
Lamson & Sessions Company*	621,500	5,655,650	932,566	1,482,018	2,002,645	-
MagneTek*	1,398,700	9,651,030	1,099,448	9,861,331	(5,903,372)	-
Matrix Service Company	584,000	4,707,040	2,376,778	1,360,831	(343,173)	-	882,500	7,104,125
Network Equipment Technologies	1,165,000	11,440,300	1,408,803	291,351	139,726	-	1,355,200	6,247,472
Printronix	298,900	5,353,299	546,756	-	-	58,827	331,681	5,190,808
REX Stores	524,200	7,962,598	167,132	28,617	(339)	-	533,800	7,313,060
Rubio’s Restaurants	385,300	4,673,689	1,190,249	41,820	28,590	-	505,900	4,699,811
SCM Microsystems	680,920	3,322,890	1,035,715	651,379	(368,741)	-	846,520	2,294,069
Sigmatron International	124,500	1,686,975	1,333,019	-	-	-	239,500	2,191,305
TB Wood’s	272,800	1,707,728	-	-	-	-	272,800	1,964,160
TRC Companies	646,500	10,990,500	2,426,979	965,929	(193,941)	-	760,400	11,862,240
Tollgrade Communications*	543,000	6,646,320	1,858,254	2,017,525	(256,351)	-
		123,436,633			(4,437,849)	58,827		92,225,813
Royce Special Equity Fund
CSS Industries	525,600	16,693,056	865,256	-	-	184,984	553,200	17,990,064
Chromcraft Revington	320,700	3,944,610	145,108	-	-	-	332,500	4,515,350
Flexsteel Industries	369,200	6,516,011	-	733,228	(169,626)	138,892	330,000	4,956,600
Frisch’s Restaurants	297,500	7,089,425	396,920	-	-	102,597	312,600	7,552,416
Hampshire Group	222,500	7,009,195	675,172	-	-	-	480,000	11,328,000
Hawkins	515,000	6,097,600	365,420	-	-	204,480	545,400	7,471,980
Lawson Products	431,100	21,740,373	3,297,566	-	-	295,364	505,000	18,543,600
Met-Pro Corporation	598,400	7,958,720	502,372	-	-	145,088	635,000	9,848,850
National Dentex	216,000	6,577,416	454,281	-	-	-	348,000	7,168,800
National Presto Industries	458,000	20,839,000	3,411,243	-	-	818,300	538,000	23,031,780
Superior Uniform Group	625,000	9,343,750	319,935	2,413,768	(550,046)	260,550	500,000	6,450,000
		113,809,156			(719,672)	2,150,255		118,857,440

*Not an Affilated Company at September 30, 2005.

d	A portion of these securities were on loan at September 30, 2005. Total market value of loaned securities at September 30, 2005 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$41,229,737
Royce Micro-Cap Fund	6,933,535
Royce Premier Fund	18,999,782
Royce Low-Priced Stock Fund	41,287,463
Royce Total Return Fund	15,402,264
Royce Opportunity Fund	142,413,792

TAX INFORMATION:
At September 30, 2005, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$2,022,355,666	$639,013,477	$697,268,704	$58,255,227
Royce Micro-Cap Fund	521,268,280	145,989,515	176,548,014	30,558,499
Royce Premier Fund	2,747,808,707	997,491,407	1,042,733,024	45,241,617
Royce Low-Priced Stock Fund	3,337,200,030	684,500,803	895,038,624	210,537,821
Royce Total Return Fund	4,390,395,307	1,055,449,924	1,177,523,418	122,073,494
Royce TrustShares Fund	49,763,541	7,522,629	9,202,661	1,680,032
Royce Opportunity Fund	1,780,586,607	291,923,953	416,694,435	124,770,482
Royce Special Equity Fund	630,951,153	134,820,372	141,133,147	6,312,775
Royce Select Fund I	20,014,571	4,370,488	4,496,163	125,675
Royce Value Fund	75,035,962	9,669,830	11,901,846	2,232,016
Royce Value Plus Fund	208,679,260	32,780,857	39,204,207	6,423,350
Royce Technology Value Fund	30,644,240	(2,373,798)	2,611,927	4,985,725
Royce 100 Fund	11,605,512	1,763,642	2,028,920	265,278
Royce Discovery Fund	3,131,166	356,807	478,108	121,301
Royce Financial Services Fund	1,368,963	189,991	238,290	48,299
Royce Dividend Value Fund	3,127,929	242,569	331,401	88,832
Royce Select Fund II	719,956	11,068	37,924	26,856
Royce Select Fund III	259,443	22,589	29,066	6,477

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Repurchase Agreements:

The Funds entered into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company (“SSB&T”), the custodian of the Funds’ assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                     There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: November 28, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: November 28, 2005